UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-5038

                     -------------------------------------

                           Clearwater Investment Trust
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930
         --------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Jay A. Narverud
                            Chief Compliance Officer
                           Fiduciary Counselling, Inc.
                   2000 Wells Fargo Place, 30 East 7th Street
                        Saint Paul, Minnesota 55101-4930
                     (Name and address of agent for service)

                                    Copy to:

                               Timothy Silva, Esq.
                  Wilmer, Cutler, Pickering, Hale and Dorr, LLP
                                 60 State Street
                           Boston, Massachusetts 02109
        ----------------------------------------------------------------
                    (Name and address for agent for service)

               Registrant's telephone number, including area code:
                                  651-228-0935

                   Date of fiscal year end: December 31, 2006

                   Date of reporting period: December 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

[KPMG LOGO]

                           CLEARWATER INVESTMENT TRUST

                              Financial Statements

                                December 31, 2006

     (With Report of Independent Registered Public Accounting Firm Thereon)

                           Clearwater Investment Trust

                                  February 2007

To: Our Unit Holders:

On December 31, 2006 the net asset value of the Clearwater Growth Fund was $29.47 per unit. The net asset value of the Clearwater Small Cap Fund was $18.71 per unit. On a total return basis for 2006, the Clearwater Growth Fund increased by 14.8% versus the Russell 1000 increase of 15.5%, while the Clearwater Small Cap Fund increased by 17.1% versus the Russell 2000 increase of 18.4%. For the fourth quarter, the Clearwater Growth Fund increased by 6.7%, versus the Russell 1000 increase of 7.0%, while the Clearwater Small Cap Fund increased by 10.4% versus an increase of 8.9% for the Russell 2000.

On December 31, 2006 the net asset value of the Clearwater Tax-Exempt Bond Fund was $10.06 per unit. On a total return basis for 2006 the fund increased 5.3% with a fourth quarter return of 1.3%. For comparative purposes, the Lehman 5-Year Municipal Bond Index increased 3.3% for the year with a 0.6% increase in the fourth quarter.

Parametric Portfolio Associates, the sub-advisor for the Clearwater Growth Fund, made the following comments:

Domestic Market Review

During the fourth quarter, the inflation-minded Federal Reserve appeared content that the economy was neither too hot nor too cold and left interest rates alone for the third and fourth time in a row. Investors seemed to agree with this "Goldilocks" notion that the economy was just right, as US equities had their best quarter of the year, with an increase in the S&P 500 Index of 6.7%. Once again sector rotation reigned, as the third quarter's worst performing economic sectors, materials and energy, were the fourth quarter's best performers, both up over 11%, while health care, a top performing sector in the third quarter, was the worst performer in the fourth quarter, just up 2.0%. Value outperformed growth, as investors gravitated towards cheaper stocks, those with lower prices relative to their trailing earnings and book values. Size was not a factor in driving returns in the last quarter of 2006, as mid-cap and small-cap stocks performed similarly to large-cap stocks. While the economic environment seemed ideal in the fourth quarter, with continued low interest rates, low inflation and solid GDP growth, the political environment was very volatile, the US electorate giving both houses of Congress and the majority of governorships to the Democrats for the first time in 12 years. Although largely motivated by the war in Iraq, this major political shift could increase volatility in the stock market, but our broadly diversified, sector-neutral Tax Managed Core portfolios will provide a great opportunity to capture the next market leaders, while doing so in a tax efficient manner.

International Market Review

The global indices ended 2006 with impressive double-digit returns, as macro-economic data in Europe and the U. S. indicated growth numbers in line with long term-averages, slowing slightly but aided by inflation marginally below expectations. The MSCI EAFE Index, measuring all non-North American developed markets, returned 10.4% for the quarter and 26.3% for the year. Similarly, the emerging markets measured by the MSCI EMF Index, posted a 17.6% return for the quarter and a solid 32.2% return for 2006. With business confidence in Europe stronger then expected and a Euro survey showing that the manufacturing growth remains well entrenched, most of the European markets performed strongly during the quarter. Some of the top performing countries in the region were Sweden (+19.9%), Ireland (+17.4%), Denmark (+16.1%) and Greece (+15.1%). Germany was up 14.4% as the jobless rate there declined to 9.8%, the first time it was been below 10% since 1992. The Japanese market was up modestly at 5.0% with the economy growing much more slowly than previously expected. An improvement in economic conditions worldwide together with expectation of a soft landing in the US and Europe has boosted consumer confidence. It remains to be seen if this will translate to sustained high equity returns worldwide in 2007.

   Comparison of the Change in Value of a $10,000 Investment in the Clearwater
                     Growth Fund and the Russell 1000 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Growth Fund   Russell 1000
 12/31/1996    10,000.00      10,000.00
 12/31/1997    12,835.91      13,285.19
 12/31/1998    15,748.40      16,875.29
 12/31/1999    19,572.87      20,404.24
 12/31/2000    19,174.46      18,814.93
 12/31/2001    16,647.11      16,472.55
 12/31/2002    12,936.69      12,905.82
 12/31/2003    16,754.84      16,763.47
 12/31/2004    18,689.11      18,675.28
 12/31/2005    19,787.37      19,845.40
 12/31/2006    22,709.48      22,913.73

Total Return                                   One Year   Five Years   Ten Years
--------------------------------------------------------------------------------
Growth Fund                                     14.8%        6.4%        8.6%
Russell 1000                                    15.5%        6.8%        8.6%

Past performance is not predictive of future performance. The graph and table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of future shares.

Kennedy Capital Management, one of the sub-advisors to the Clearwater Small Cap Fund, made the following comments about the market and their portion of the portfolio:

Performance

The Russell 2000 Index had a return of 18.4% in 2006, outperforming the S&P 500 return of 15.8%. This represents almost eight years of small cap dominance. To be perfectly accurate, in 2005 the S&P 500 edged out the Russell 2000 Index by a mere 30 basis points. Other than that, the Russell 2000 has outpaced the S&P 500 in each calendar year since 1998.

Small caps came out of the blocks with an impressive start in the first quarter of 2006, posting a return of 13.9%, handily outpacing the S&P 500 by 970 basis points. The next two quarters of the year favored the S&P 500. Then the final quarter of 2006 returned to small cap dominance. All in all, 2006 was a rewarding year for small cap stocks, but posed challenges for active investors due to rapid sector leadership changes.

For the year, the Clearwater Small Cap Fund slightly underperformed the benchmark, with a return of 17.1% compared to 18.4% for the Russell 2000. Most of this underperformance occurred in the third quarter with positive comparisons in other quarters.

Sector Weightings

The sector weightings for the Kennedy portion of the Clearwater Small Cap Fund remained comparable in the second half of the year compared to the first six months of 2006. During the latter half of 2006, significant overweights relative to our benchmark included Autos and Transportation (6.9% vs the benchmark at 3.8%), Healthcare (13.3% vs 11.4), Materials and Processing (13.9% vs 9.2%), and Producer Durables (10.7% vs 7.1%). Underweighted sectors included Consumer Discretionary (12.5% vs 19.3%) and Financials (15.0% vs 24.3%).

Performance Attribution

Overall, the impact of sector weightings during the final two quarters of 2006 accounted for most of the second-half performance. Stock selection during this interval had limited impact on relative performance. Exceptional results in Producer Durables were offset by sub-par results in Healthcare. The net impact of stock selection during the final two quarters of the year was a mere negative 0.16% (16 basis points).

We have maintained a moderate rate of turnover in your portfolio. The three largest positions in your portfolio at year end were also major positions in your account at mid-year: Stage Stores (SSI), Griffon Corp (GFF) and Oil States International (OIS). To give you a flavor of the breadth of companies we select as holdings in your portfolio, here's a brief description of these three major portfolio holdings:

Stage Stores operates more than 650 department stores, mainly in rural towns in Texas and 32 other US states. Through its Stage, Bealls, Palais Royal, and Peebles stores, the company offers small-town America moderately priced apparel and accessories, cosmetics, and footwear. Stage Stores acquired the 78-store B.C. Moore & Sons chain for about $37 million in 2006.

Griffon's four business segments include garage doors (37% of sales), installation services (of garage doors and fireplaces; 21% of sales), specialty plastic films (for use in disposable diapers, adult incontinence products, medical garments, and surgical drapes; 26% of sales), and advanced information and communications systems (radar, air-traffic control, and defense systems; 16% of sales). Griffon's Clopay subsidiary is a leading US garage-door maker. It sells to such mass retailers as The Home Depot and Lowes. About 75% of Griffon's sales occur in the United States.

Oil States provides tubular services and offers casing, premium tubing, and line pipes. The company's well site services range from remote-site accommodations to hydraulic well control equipment. It also offers offshore products, including flex-element technology and deepwater mooring systems.

Portfolio Characteristics

We continue to concentrate our attention on uncovering those companies that are most uniquely positioned for future capital appreciation potential. As always, our process begins with screening and analyzing those segments of our investment universe that are most overlooked and undervalued. Of course every year presents its new set of macro and micro-oriented challenges. We believe, however, that our fundamentally based research process will continue to be the key to not only weathering these challenges but also discovering many exciting investment opportunities in 2007.

   Comparison of the Change in Value of a $10,000 Investment in the Clearwater
                    Small Cap Fund and the Russell 2000 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Small Cap Fund  Russell 2000
 12/31/1996          $10,000       $10,000
 12/31/1997          $14,020       $12,236
 12/31/1998          $13,026       $11,925
 12/31/1999          $16,583       $14,460
 12/31/2000          $18,355       $14,023
 12/31/2001          $20,798       $14,371
 12/31/2002          $18,663       $11,428
 12/31/2003          $29,612       $16,828
 12/31/2004          $35,799       $19,912
 12/31/2005          $39,108       $20,819
 12/31/2006          $45,780       $24,638

Total Return                                   One Year   Five Years   Ten Years
--------------------------------------------------------------------------------
Small Cap Fund                                  17.1%        17.1%       16.4%
Russell 2000                                    18.4%        11.4%        9.4%

Past performance is not predictive of future performance. The graph and table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of future shares.

Keeley Capital Management: the other sub-advisor to the Clearwater Small Cap Fund. was hired in 2006 and has a small but growing portion of the Fund to manage.

SIT Investment Associates: the sub-advisor for the Clearwater Tax-Exempt Bond Fund, made the following comments:

2006 was a tale of two halves for the fixed income markets. The first half of the year was quite weak, as the Federal Reserve continued its restrictive policy with four additional 25 basis point tightenings, raising the federal funds rate to 5.25%. Fixed income markets rallied considerably in the second half of the year, however, as growth appeared to slow and the Fed paused, albeit retaining a tightening bias. The U. S. Treasury and municipal yield curves flattened considerably during the past year. Long-term Treasury yields finished the year about 30 basis points higher, while short-term yields rose about 90 basis points. Long-term municipal yields actually fell about 15 basis points during 2006. Heavy issuance in the government, mortgage, corporate, and municipal markets continued, and while demand was not as strong as in 2005, it was more than able to absorb the supply. Many in the market now believe that the Fed is at the end of its tightening cycle. Moderating but acceptable growth in the domestic economy accompanied by a still troublesome but improving federal budget deficit, with moderate and apparently contained inflation despite high oil prices support this expectation. However, any evidence of stronger growth or worsening inflation could be met with further short-term interest rate hikes. We expect the Fed to remain on hold during the first half of 2007, with possibly some modest easing in the second half of the year.

The trend of revenue bonds outperforming general obligation bonds continued during 2006, and lower quality issues outperformed those of higher credit quality, as investors continued to seek yield aggressively. We expect revenue bonds to continue to be strong performers in 2007. General obligation bond performance should improve on a relative basis, however, as many cities, counties and states, have, with the help of solid economic growth, adequately addressed their most urgent budget problems. Potential problems funding retirement pension and healthcare obligations remain, however. The Fund's performance, with its heavy emphasis on revenue bonds, was strong on an absolute basis due to the high current income it produces, and much stronger than that of its benchmark, despite its shorter duration, primarily due to its use of non-rated revenue bonds, whose spreads tightened considerably with the continued strong demand for yield in the municipal market. Non-rated and rated revenue bonds significantly enhance total return performance in periods of stable or rising interest rates.

The economy has now produced twenty-one consecutive quarters of solid growth, although the third quarter of 2006 was a bit weak. We expect growth to rebound in the first half of 2007, but to moderate somewhat in the second half of the year. With the Fed on hold, interest rates are likely to remain in a fairly narrow trading range. The Treasury yield curve should remain relatively flat, with the municipal curve somewhat steeper. Given our expectation that the Fed is close to done with its tightening, we lengthened the Fund's average life duration, a measure of the Fund's sensitivity to changes in interest rates, from 3.4 to 3.9 years during the year, accompanied by a small increase in yield. For comparison, the Fund's benchmark, the Lehman Brothers 5-Year Municipal Bond Index, had duration of 4.1 years at December 31, 2006. The Fund's slightly shorter duration and its use of non-rated bonds have positioned it defensively for the fairly stable interest rate environment that we expect in 2007. We expect to lengthen duration a bit further once it is clear the Fed is through with its tightening cycle. The Fund's strong yield should continue to produce high tax-exempt income for its shareholders in the current and expected market environment. Investment of new cash flows will be focused on maturities in the 3-20 year range.

Comparison of the Change in Value of a $10,000 Investment in the Clearwater Tax-
      Exempt Bond Fund and the Lehman Brothers 5-Year Municipal Bond Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIALS.]

                              Lehman 5-Year
                Tax-Exempt        Municipal
                 Bond Fund       Bond Index
    1/14/2000      $10,000          $10,000
   12/31/2000      $10,890          $10,772
   12/31/2001      $11,549          $11,441
   12/31/2002      $12,370          $12,502
   12/31/2003      $12,882          $13,017
   12/31/2004      $13,406          $13,372
   12/31/2005      $14,017          $13,499
   12/31/2006      $14,765          $13,949

                                                        One    Five    Inception
Total Returns                                          Year    Year     1/14/00
--------------------------------------------------------------------------------
Tax-Exempt Bond Fund                                   5.4%    5.0%       5.7%
Lehman Brothers 5-Year Muni                            3.3%    4.9%       4.9%

Past performance is not predictive of future performance. The graph and table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of future shares.

Clearwater Investment Trust

G. H. Weyerhaeuser, Jr., President and CEO
L. R. Jones
C. W. Rasmussen
L. Rasmussen
F. T. Weyerhaeuser

Clearwater Management Company

P. W. Pascoe, Chairman and Treasurer
W. T. Weyerhaeuser, V.P. and Secretary
S. B. Carr, Jr.
W. J. Driscoll
E. D. Hlavka
C. W. Morley
F. W. Piasecki
D. C. Titcomb

                         EXECUTIVE OFFICERS AND TRUSTEES

Information About the Funds' Independent Trustees

                                                                                Number of
                                                         Principal              Portfolios in the
                                        Term of Office   Occupation(s)          Fund Complex        Other
Name, Address,        Positions Held    and Length of    During the Last 5      Overseen by the     Directorships Held
and Age               with the Funds    Time Served      Years                  Trustee             by the Trustee
-------------------   ---------------   --------------   --------------------   -----------------   ------------------
Lucy R. Jones         Trustee           Tenure: 6 yrs    Private Investor               3           None
(65)                                    Term:
                                        Indefinite

30 East 7th Street,
Saint. Paul,
Minnesota 55101

Charles W.            Trustee           Tenure: 6 yrs    President and                  3           None
Rasmussen (39)(1)                       Term:            Chief Executive
                                        Indefinite       Officer, P&G
30 East 7th Street,                                      Manufacturing,
Saint. Paul,                                             Inc. (air filtration
Minnesota 55101                                          equipment, 2002-
                                                         Present);

Laura E.              Trustee           Tenure: 6 yrs    Private Investor               3           None
Rasmussen (43)(1)                       Term:
                                        Indefinite

30 East 7th Street,
Saint. Paul,
Minnesota 55101

(1) Mr. Rasmussen and Ms. Rasmussen are spouses-in-law, and are nieces or nephews of Mr. Weyerhaeuser (see below).

                            EXECUTIVE OFFICERS AND TRUSTEES

Information About the Funds' Officers and Interested Trustee

                                                                                Number of
                                                         Principal              Portfolios in the
                                        Term of Office   Occupation(s)          Fund Complex        Other
Name, Address,        Positions Held    and Length of    During the Last 5      Overseen by the     Directorships Held
and Age               with the Funds    Time Served      Years                  Trustee             by the Trustee
-------------------   ---------------   --------------   --------------------   -----------------   ------------------
George H.             Trustee,          As Trustee;      Senior Vice                    3           None
Weyerhaeuser, Jr.     Chairman, Chief   Tenure: 1 yr     President,
(53)                  Executive         Term:            Technology,
                      Officer and       Indefinite       Weyerhaeuser
                      Treasurer                          Company (1998 -
                                                         2006)

30 East 7th Street,                     As Officer;      Director,
Saint. Paul,                            Tenure: 1 yr     Clearwater
Minnesota 55101                         Term Expires:    Management
                                        December,        Company (1987-
                                        2007             2006)

Frederick T.          Trustee, Vice     As Trustee;      Private Investor               3           Potlatch
Weyerhaeuser          President and     Tenure: 20 yrs                                              Corporation
(75)(1)               Secretary         Term:                                                       (1960-2003)
                                        Indefinite

30 East 7th Street,                     As Officer;
Saint. Paul,                            Tenure: 20 yrs
Minnesota 55101                         Term Expires:
                                        December,
                                        2007

(1) Mr. Weyerhaeuser is an interested trustee due to his daughter's position as a director of Clearwater Management Company, the Funds' adviser.

Shareholder Expense Example

As a shareholder of the Funds, you incur costs, including management fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During the Period" to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Clearwater Funds and funds offered by other organizations. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the second section of the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you compare the relative total costs of the Clearwater Funds to funds that charge transaction costs and/or sales charges or redemption fees.

                                                                                      Expenses Paid During
                                                                                           the Period*
                                     Beginning Account Value   Ending Account Value     July 1, 2006 thru
Actual                                     July 1, 2006         December 31, 2006       December 31, 2006
----------------------------------------------------------------------------------------------------------
Growth Fund                                 $1,000.00               $1,122.70                 $1.61
Small Cap Fund                              $1,000.00               $1,076.00                 $5.23
Tax-Exempt Bond Fund                        $1,000.00               $1,038.90                 $2.11

Hypothetical (5% return
before expenses)
Growth Fund                                 $1,000.00               $1,025.21                 $1.53
Small Cap Fund                              $1,000.00               $1,025.21                 $5.10
Tax-Exempt Bond Fund                        $1,000.00               $1,025.21                 $2.09

* Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

         Growth Fund                0.30%
         Small Cap Fund             1.00%
         Tax-Exempt Bond Fund       0.41%

Quarterly Portfolio Schedule of Investments

The Funds file a complete schedule of their portfolio holdings as of the close of the first and third quarters of their fiscal years with the SEC on Form N-Q. Shareholders may request copies of Form N-Q free of charge by calling the Transfer Agent toll free at 1-888-228-0935 or by sending a written request to:
Fiduciary Counselling, Inc, 30 East 7th Street, Suite 2000, St. Paul, MN 55101
Attn: Clearwater Investment Trust Transfer Agent. These filings are also available on the SEC's Internet site at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information about the public reference room may be obtained by calling 1-800-SEC-0330.

Voting Proxies on Fund Portfolio Securities

The funds have established Proxy Voting Policies and Procedure ("Policies") that the funds use to determine how to vote proxies relating to portfolio securities. They also report, on Form N-PX, how the Funds voted any such proxies during the most recent 12-month period ended June 30. Shareholders may request copies of the Policies or Form N-PX free of charge by calling the Transfer Agent toll free at 1-888-228-0935 or by sending a written request to: Fiduciary Counselling, Inc, 30 East 7th Street, Suite 2000, St. Paul, MN 55101 Attn: Clearwater Investment Trust Transfer Agent. Form N-PX is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Board Approval of the Investment Advisory Agreement and Subadvisory Contracts

Clearwater Management Company

Clearwater Management Company (CMC) is responsible for managing the investment programs and strategies for the Growth Fund, Small Cap Fund and Tax-Exempt Bond Fund. The Trustees agreed to retain the CMC under the terms of the investment advisory agreement dated March 1, 1998. The agreement will continue for one year and is renewable for successive one-year periods.

The Trustees discussed the materials presented throughout the year and those presented during the meeting in connection with the annual advisory agreement renewal with Clearwater Management Co. Inc. (CMC). The board based its decision on the information contained in the materials presented. The Trustees considered the factors discussed below among others. No single factor determined whether or not the agreement would be renewed but rather the totality of factors considered was determinative.

Nature, Extent and Quality of Services Provided

The Trustees considered the nature and quality of the services provided by CMC since 1987. The Trustees considered the quality of the due diligence work that CMC performs on the sub-advisers and noted the good reputation that the CMC board has with the shareholder base. They also noted their approval of the various ideas for enhancements and adjustments to the funds made by CMC. The Trustees considered reports presented to them which demonstrate CMC's compliance with both its and the fund's compliance policies and procedures and Codes of Ethics. Based on their analysis of the data presented, the Trustees concluded that they were pleased with the nature and quality of the services provided.

Investment Performance

The Trustees considered the work performed by CMC in monitoring the investment performance of the various sub-advisers. They noted their approval of the investment performance of the funds compared to other funds with similar objectives. The Trustees concluded that they were pleased with the services that CMC provided regarding the investment performance of the funds.

Cost of Services

The Trustees reviewed the fees paid to CMC. They noted their appreciation that CMC has negotiated the best deal possible with the sub-advisers regarding their fees. They were also pleased with CMC's willingness to limit their profitability through voluntary fee reductions, including the most recent waiver effective April 1, 2006. It was also noted that CMC charges a fixed fee which results in fewer cost fluctuations and willingly pays certain expenses that are normally borne by the shareholders, namely the Fidelity transaction fee. The Trustees concluded that they were pleased with the cost of services paid to CMC, noting that the fee is very reasonable for the services provided.

Parametric Portfolio Associates

Parametric Portfolio Associates (Parametric) is responsible for managing the investment program and strategies for the Growth Fund. The Trustees agreed to retain Parametric under the terms of the subadvisory contract dated September 20, 2001. The agreement will continue for one year and is renewable for successive one-year periods. The Trustees considered the materials presented throughout the year and based their decision on that information, including the most recent evaluation of Parametric's investment staff, portfolio management process and fund performance. The Trustees considered the factors discussed below among others. No single factor determined whether or not the agreement would be renewed but rather the totality of factors considered was determinative.

Nature, Extent and Quality of Services Provided

The trustees considered the depth and experience of the Parametric organization. Parametric was founded in 1987 and currently has assets under management of $17.8 billion and employs a team of twenty-two investment professionals. They specialize in index-based and structured equity strategies and are considered the industry leader in tax-efficient portfolio management. Parametric uses a quantitative, technology driven process that can be highly automated. Parametric has been managing the Growth Fund since 1997 and has had four ownership changes during this timeframe. Brian Langstraat is the Chief Executive Officer and he has been with Parametric since 1990. Debjani Chaudhuri manages the portfolio. The investment objective of the Clearwater Growth Fund is to achieve long-term, broad, diversified exposure to the U.S. equity market in a tax-efficient and low cost manner. The portfolio targets the Russell 1000 index. The trustees also considered reports presented to them which demonstrate Parametric's compliance with both its and the fund's compliance polices and procedures and codes of ethics. Based on their analysis of the data presented, the trustees concluded that they were pleased with the nature and quality of the services provided.

Investment Performance

The trustees considered the fund's performance in the short and intermediate terms as well as since inception. They compared the fund's performance to relevant benchmarks and peer groups and noted that the returns have met expectations in recent years. They paid particular attention to the performance reports prepared for their consideration by the fund's transfer agent and shareholder service provider that demonstrated consistent performance relative to the benchmark and noted that the tax efficiency targets have been met or exceeded. It was noted that the tracking error has been significantly below the stated benchmark of 1.5% and is currently at 0.4%.

Cost of Services

The trustees made a comparative analysis of the fund's subadvisory fee relative to similar funds as well as other institutional investment accounts. The trustees noted that management fees charged by most advisers directly managing a fund's portfolio (i.e. not via hiring a subadviser to manage the portfolio) also covers significant administrative services not required of Parametric. Parametric charges a fee based on assets under management on a sliding scale ranging from 45 basis points on the first $1 million under management to 10 basis points on assets in excess of $75 million. It was noted that trading costs are exceptionally low as is typical for a tax-managed account. The management expense as a percentage of average assets under management in 2006, the time period examined by the trustees, was 15 basis points or 0.15%. The trustees relied on presentations by the fund's transfer agent and shareholder servicing provider comparing Parametric's management fee to its relevant peer groups both within the investment company universe and within the institutional investor universe in general. Such presentations relied on reports published by Morningstar. This analysis led the trustees to determine that the fees charged to the fund were fair and reasonable in light of the high quality services tailored specifically to the fund's circumstances. Additionally, the trustees relied, in making their decision, on Parametric's representation that the fee charged is less than a new client would pay. The trustees also noted that the fee charged by Parametric when combined with all other fund expenses resulted in an overall expense ratio to the fund of .30% of average net assets versus the industry average for large cap domestic funds of 1.12% according to fund analysis company Morningstar, Inc.

Management Profitability

The trustees did not consider the profitability of Parametric resulting from its relationship with the fund. The fund's situation is different from that where the portfolio is managed by the sole adviser, which established, promotes and markets the fund as a method of increasing its assets under management and, therefore, its profitability. Parametric is an independent firm and the advisory fee charged is the result of arm's length bargaining between Parametric and the fund's adviser under the supervision of the trustees.

Economies of Scale

The trustees considered whether the fund could enjoy economies of scale as it grows as a result of Parametric realizing economies of scale. Due to the quantitative, technology-driven service that can be highly automated, it was determined that there is no natural limit to the assets that they could manage under this approach. Also, since the current fee charged by Parametric (.15%) is lower than their general fee schedule (.20%), there are no benefits to be seen regarding reducing fees. Based on the above, the trustees determined that further economies of scale resulting from the relationship with Parametric were not a consideration in that the fee is already low.

Kennedy Capital Management

Kennedy Capital Management (Kennedy) is responsible for managing a portion of the investment program and strategies for the Small Cap Fund. The Trustees agreed to retain Kennedy under the terms of the subadvisory contract dated April 16, 1999. The agreement will continue for one year and is renewable for successive one-year periods.

The Trustees considered the materials presented throughout the year and based their decision on that information, including the most recent evaluation of Kennedy's investment staff, portfolio management process and fund performance. The Trustees considered the factors discussed below among others. No single factor determined whether or not the agreement would be renewed but rather the totality of factors considered was determinative.

Nature, Extent and Quality of Services Provided

The trustees considered the depth, experience and organizational stability of the Kennedy Capital organization. Kennedy has been managing investment portfolios since 1980 with total assets under management of $4.4 billion and employs a team of twenty-four investment professionals. They provide active small cap domestic security selection with 95% institutional and 5% high net worth clients. Kennedy has had a number of management changes over the years and is currently headed by Randy Kirkland, President and CEO. Matt Jermak is the portfolio manager and he has been with Kennedy since 1992. Kennedy Capital is research-intensive and narrowly focused on small cap equities. Their process has evolved since they were originally hired to manage the fund in 1994 into a very sophisticated set of fundamental criteria that captures the contrarian philosophy of the firm's founders. This has resulted in investment returns well above both the fund's peers and its comparable indices. The trustees also considered reports presented to them which demonstrate Kennedy's compliance with both its and the fund's compliance polices and procedures and codes of ethics. Based on their analysis of the data presented, the trustees concluded that they were pleased with the nature and quality of the services provided.

Investment Performance

The trustees considered the fund's performance in the short and intermediate terms as well as since inception. They compared the fund's performance to relevant benchmarks and peer groups and noted that the returns have exceeded expectations. They paid particular attention to the performance reports prepared for their considerations by the fund's transfer agent and shareholder service provider that demonstrated solid relative performance against both the small-cap and micro-cap universes. Kennedy has continued to achieve investment performance that ranks in the top quartile of similar managers. Trading continues to be a strength for Kennedy. Abel-Noser reports place their execution near the top of their peer group. Tax efficiency is not a high priority for Kennedy, but the portfolio manager does review the portfolio for tax-loss harvesting opportunities and strives to hold securities long enough to achieve long-term gain status. Due to their exceptional pre-tax returns, the minimal attention to tax efficiencies has not been a large drawback. The trustees concluded that they were satisfied with Kennedy Capital's investment management performance.

Cost of Services

The trustees made a comparative analysis of the fund's subadvisory fee relative to similar small cap funds as well as other institutional investment accounts. The trustees noted that management fees charged by most advisers directly managing a fund's portfolio (i.e. not via hiring a subadviser to manage the portfolio) also cover significant administrative services not required of Kennedy. Kennedy charges a fee based on assets under management on a sliding scale ranging from 85 basis points on the first $50 million under management to 80 basis points on assets in excess of $50 million. The management expense as a percentage of average assets under management in 2006, the time period examined by the trustees, was 81 basis points or 0.81%. The trustees relied on presentations by the fund's transfer agent and shareholder servicing provider comparing Kennedy's management fee to its relevant peer groups both within the investment company universe and within the institutional investor universe in general. Such presentations relied upon reports published by Morningstar. This analysis led the trustees to determine that the fees charged to the fund were fair and reasonable in light of the high quality services provided. Additionally, the trustees relied, in making their decision, on Kennedy's representation that no client with a similar account was being charged a lesser fee. The trustees also noted that the fee charged by Kennedy when combined with all other fund expenses resulted in an overall expense ratio to the fund of 1.00% of average net assets versus the industry average for small cap domestic funds of 1.40% according to fund analysis company Morningstar, Inc.

Management Profitability

The trustees did not consider the profitability of Kennedy resulting from its relationship with the fund. The fund's situation is different from that where the portfolio is managed by the sole adviser, which established, promotes and markets the fund as a method of increasing its assets under management and, therefore, its profitability. Kennedy is an independent firm and the advisory fee charged is the result of arm's length bargaining between Kennedy and the fund's adviser under the supervision of the trustees.

Economies of Scale

The trustees considered whether the fund could enjoy economies of scale as it grows as a result of Kennedy realizing economies of scale. They found that there was some room in the current fee schedule for Kennedy's fee, as a percentage of assets under management, to go down slightly as a growing asset base moves the overall percentage down from the current 81 basis points towards 80 basis points. The trustees determined that further economies of scale resulting from the relationship with Kennedy were not a major consideration given that the relationship is the result of arm's length bargaining, most of the economies of scale have already been realized and that the fee is already low--especially in light of the quality of service provided.

Keeley Asset Management

Keeley Asset Management (Keeley) is responsible for managing a portion of the investment program and strategies for the Small Cap Fund. The Trustees agreed to retain Keeley under the terms of the subadvisory contract dated August 1, 2006. The agreement will continue for two years and is renewable for successive one-year periods.

The Trustees considered the materials presented throughout the year and based their decision on that information, including the most recent evaluation of Keeley's investment staff, portfolio management process and fund performance. The Trustees considered the factors discussed below among others. No single factor determined whether or not the agreement would be renewed but rather the totality of factors considered was determinative.

Nature, Extent and Quality of Services Provided

The trustees considered the depth, experience and organizational stability of the Keeley Asset Management organization. Keeley has been managing investment portfolios since 1982 with total assets under management of $5 billion and employs a team of sixteen investment professionals. Keeley was headed by John L. Keeley, Jr., who is its President, sole equity owner and is the portfolio manager. Their investment strategy is to exploit several inefficient niches by investing in small to mid cap companies undergoing internal corporate restructuring. This strategy is viewed as a complement to the diversified small cap portfolio that is managed by Kennedy Capital Management. Keeley favors industries with long product life cycles, avoiding technology and healthcare. A typical portfolio will contain 50-60 holdings with each holding representing no more than 2% of the portfolio. Cash positions range between 3-10% and the average portfolio turnover is approximately 33%. Keeley regularly re-balances the portfolio in order to reduce the holdings of appreciated stocks and to free cash to invest in underweighted securities. The trustees also considered reports presented to them which demonstrate Keeley's compliance with both its and the fund's compliance polices and procedures and codes of ethics. Based on their analysis of the data presented, the trustees concluded that they were pleased with the nature and quality of the services provided.

Investment Performance

The trustees considered the subadviser's performance in the short period since inception. They compared the fund's performance to relevant benchmarks and peer groups. They paid particular attention to the performance reports prepared for their considerations by the fund's transfer agent and shareholder service provider. The trustees concluded that they were satisfied with Keeley's investment management performance to date but will continue to monitor closely due to the short-term history with Clearwater.

Cost of Services

The trustees made a comparative analysis of the fund's subadvisory fee relative to similar small cap funds as well as other institutional investment accounts. The trustees noted that management fees charged by most advisers directly managing a fund's portfolio (i.e. not via hiring a subadviser to manage the portfolio) also cover significant administrative services not required of Keeley. Keeley charges a fee based on assets under management on a sliding scale ranging from 100 basis points on the first $2 million under management to 70 basis points on assets in excess of $10 million. The trustees relied on presentations by the fund's transfer agent and shareholder servicing provider comparing Keeley's management fee to its relevant peer groups both within the investment company universe and within the institutional investor universe in general. Such presentations relied upon reports published by Morningstar. This analysis led the trustees to determine that the fees charged to the fund were fair and reasonable in light of the high quality services provided.

Management Profitability

The trustees did not consider the profitability of Keeley resulting from its relationship with the fund. The fund's situation is different from that where the portfolio is managed by the sole adviser, which established, promotes and markets the fund as a method of increasing its assets under management and, therefore, its profitability. Keeley is an independent firm and the advisory fee charged is the result of arm's length bargaining between Keeley and the fund's adviser under the supervision of the trustees.

Economies of Scale

The trustees considered whether the fund could enjoy economies of scale as it grows as a result of Keeley realizing economies of scale. They found that there was some room in the current fee schedule for Keeley's fee, as a percentage of assets under management, to go down as a growing asset base moves the overall percentage.

Sit Fixed Income Advisers II

Sit Fixed Income Advisers II (Sit) is responsible for managing the investment program and strategies for the Tax-Exempt Bond Fund. The Trustees agreed to retain Sit under the terms of the subadvisory contract dated December 15, 1999. The agreement will continue for one year and is renewable for successive one-year periods.

The Trustees considered the materials presented throughout the year and based their decision on that information, including the most recent evaluation of Sit's investment staff, portfolio management process and fund performance. The Trustees considered the factors discussed below among others. No single factor determined whether or not the agreement would be renewed but rather the totality of factors considered was determinative.

Nature, Extent and Quality of Services Provided

The trustees considered the depth, experience and organizational stability of the Sit organization. Sit and its affiliates have been managing investment portfolios since 1981 with total assets under management of $6.6 billion and $4.5 billion in fixed income. Sit is a stable, well-capitalized organization and has had no ownership changes. Mr. Michael C. Brilley, President and Senior Fixed Income Officer and manager of the fund, has been in the investment management business for over 38 years and has been with Sit since 1984. Mr. Paul J. Jungquist, Vice President and Senior Fixed Income Portfolio Manager and Fixed Income Credit Analyst and co-manager of the fund has been with Sit since 1994. He specializes in non-rated securities. The portfolio managers adhere to a research-intensive and disciplined investment process which, as discussed below, has resulted in sound investment returns at a level of volatility well below that of both the fund's peers and its comparison indices. The trustees also considered reports presented to them which demonstrate Sit's compliance with both its and the fund's compliance polices and procedures and codes of ethics. Based on their analysis of the data presented, the trustees concluded that they were pleased with the nature and quality of the services provided.

Investment Performance

The trustees considered the fund's performance in the short and intermediate terms as well as since inception. They compared the fund's performance to relevant benchmarks and peer groups and noted that the combined risk-adjusted returns have consistently met or exceeded expectations. They paid particular attention to the performance reports prepared for their considerations by the fund's transfer agent and shareholder service provider that demonstrated solid relative and absolute performance.

Cost of Services

The trustees made a comparative analysis of the fund's subadvisory fee relative to similar tax-exempt bond funds as well as other institutional investment accounts. The trustees noted that management fees charged by most advisers directly managing a fund's portfolio (i.e. not via hiring a subadviser to manage the portfolio) also cover significant administrative services not required of Sit. Sit charges a fee based on assets under management on a sliding scale ranging from 40 basis points on the first $20 million under management to 20 basis points on assets in excess of $75 million. The management expense as a percentage of average assets under management in 2006, the time period examined by the trustees, was 23 basis points or 0.23%. The trustees relied on presentations by the fund's transfer agent and shareholder servicing provider comparing Sit's management fee to its relevant peer groups both within the investment company universe and within the institutional investor universe in general. Such presentations relied upon published reports from Morningstar. This analysis led the trustees to determine that the fees charged to the fund were fair and reasonable in light of the high quality services provided. Additionally, the trustees relied, in making their decision, on Sit's representation that no client with a similar account was being charged a lesser fee. The trustees also noted that the fee charged by Sit when combined with all other fund expenses resulted in an overall expense ratio to the fund of 0.41% of average net assets versus the industry average for tax exempt bond mutual funds of 0.82% according to fund analysis company Morningstar, Inc.

Management Profitability

The trustees did not consider the profitability of Sit resulting from its relationship with the fund. The fund's situation is different from that where the portfolio is managed by the sole adviser, which established, promotes and markets the fund as a method of increasing its assets under management and, therefore, its profitability. Sit is an independent firm and the advisory fee charged is the result of arm's length bargaining between Sit and the fund's adviser under the supervision of the trustees.

Economies of Scale

The trustees considered whether the fund could enjoy economies of scale as it grows as a result of Sit realizing economies of scale. They found that there was some room in the current fee schedule for Sit's fee, as a percentage of assets under management, to go down as a growing asset base moves the overall percentage down from the current 23 basis points towards 20 basis points. The trustees determined that further economies of scale resulting from the relationship with Sit were not a major consideration given that the relationship is the result of arm's length bargaining, most of the economies of scale have already been realized and that the fee is already low--especially in light of the quality of service provided.

[KPMG LOGO]

                        KPMG LLP
                        4200 Wells Fargo Center
                        90 South Seventh Street
                        Minneapolis, MN 55402

            Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
Clearwater Investment Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Clearwater Growth Fund, Clearwater Small Cap Fund, and Clearwater Tax-Exempt Bond Fund (funds within Clearwater Investment Trust) (the Funds) as of December 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Clearwater Growth Fund, Clearwater Small Cap Fund, and Clearwater Tax-Exempt Bond Fund at December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP

February 23, 2007

          KPMG LLP,. a U.S. limited liability partnership, is the U.S.
             member firm of KPMG International, a Swiss cooperative.

                           CLEARWATER INVESTMENT TRUST

                      Statements of Assets and Liabilities

                                December 31, 2006

                                                            Growth         Small Cap     Tax-Exempt
                                                             Fund            Fund        Bond Fund
                                                         -------------    -----------   -----------
                        Assets

Investments in uncollectible securities, at fair value
   (identified cost: $168,837,180 Growth Fund;
   $226,260,495 Small Cap Fund; $282,323,738
   Tax-Exempt Bond Fund)                                 $ 295,010,120    263,380,508   282,742,316
Receivable for securities sold                               1,757,853      3,217,038       562,461
Accrued dividend and interest receivable, less
   the allowance for uncollectible interest
   of $214,646 (Tax-Exempt Bond Fund)                          385,387        282,304     3,985,478
                                                         -------------    -----------   -----------
      Total assets                                         297,153,360    266,879,850   287,290,255
                                                         -------------    -----------   -----------
                      Liabilities

Payables for investment securities purchased                 3,729,103        193,796     2,651,527
Payables for fund shares redeemed                            1,701,845     12,199,198       393,535
Disbursements in excess of cash                                     --             --       219,375
Accrued investment advisory fee                                209,439        640,776       281,040
                                                         -------------    -----------   -----------
      Total liabilities                                      5,640,387     13,033,770     3,545,477
                                                         -------------    -----------   -----------
      Net assets                                         $ 291,512,973    253,846,080   283,744,778
                                                         =============    ===========   ===========
                       Capital

Capital stock and additional paid-in capital
   (authorized unlimited number of shares at no
   par value for each Fund: outstanding
   9,891,716; 13,569,901; and 28,210,656
   shares, respectively)                                 $ 171,704,881    216,009,340   283,805,196
Undistributed net investment income                             41,347             --        29,357
Accumulated net realized gain (loss)                        (6,406,195)       716,727      (508,353)
Unrealized appreciation of
   investments                                             126,172,940     37,120,013       418,578
                                                         -------------    -----------   -----------
      Net assets                                         $ 291,512,973    253,846,080   283,744,778
                                                         =============    ===========   ===========
Net asset value per share of outstanding
   capital stock                                         $       29.47          18.71         10.06

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

                            Statements of Operations

                          Year ended December 31, 2006

                                                           Growth       Small Cap    Tax-Exempt
                                                            Fund          Fund        Bond Fund
                                                        ------------   -----------   -----------
Investment income:
   Income:
      Dividends (net of foreign taxes withheld of
        $2,730, $158, and $0, respectively)             $  4,680,096     1,492,198       113,908
      Interest                                                83,465       484,256    13,228,001
                                                        ------------   -----------   -----------
         Total income                                      4,763,561     1,976,454    13,341,909
                                                        ------------   -----------   -----------
   Expenses:
      Investment advisory fee                              1,138,981     3,334,885     1,576,576
      Voluntary fee reduction                               (349,769)     (791,167)     (463,866)
                                                        ------------   -----------   -----------
         Total net expenses                                  789,212     2,543,718     1,112,710
                                                        ------------   -----------   -----------
         Net investment income (loss)                      3,974,349      (567,264)   12,229,199
                                                        ------------   -----------   -----------
Realized and unrealized gain on investments:
   Net realized gain on security transactions                128,596    31,989,191       488,196
   Unrealized appreciation during the period              32,244,344     7,228,498     1,130,276
                                                        ------------   -----------   -----------
         Net gain on investments                          32,372,940    39,217,689     1,618,472
                                                        ------------   -----------   -----------
         Net increase in net assets from operations     $ 36,347,289    38,650,425    13,847,671
                                                        ============   ===========   ===========

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

                       Statements of Changes in Net Assets

                     Years ended December 31, 2006 and 2005

                                                     Growth Fund               Small Cap Fund            Tax-Exempt Bond Fund
                                             --------------------------   -------------------------   -------------------------
                                                 2006           2005         2006          2005          2006          2005
                                             --------------------------   -------------------------   -------------------------
Operations:
   Net investment income (loss)              $  3,974,349     3,239,655      (567,264)     (420,498)   12,229,199     9,732,776
   Net realized gain (loss) on investments        128,596      (183,070)   31,989,191    32,094,771       488,196      (619,037)
   Unrealized appreciation (depreciation)
     during the period                         32,244,344     9,638,336     7,228,498   (12,414,271)    1,130,276       127,766
                                             ------------   -----------   -----------   -----------   -----------   -----------
      Net increase in net assets
        from operations                        36,347,289    12,694,921    38,650,425    19,260,002    13,847,671     9,241,505
                                             ------------   -----------   -----------   -----------   -----------   -----------
Distributions to shareholders from:
   Net investment income                       (3,964,912)   (3,216,075)           --            --   (12,199,842)   (9,733,198)
   Net realized gain on investments                    --            --   (30,987,135)  (31,690,587)           --            --
                                             ------------   -----------   -----------   -----------   -----------   -----------
      Total distributions to
        shareholders                           (3,964,912)   (3,216,075)  (30,987,135)  (31,690,587)  (12,199,842)   (9,733,198)
                                             ------------   -----------   -----------   -----------   -----------   -----------
Capital share transactions:
   Proceeds from shares sold                   34,417,700    30,664,800     8,934,890    16,045,384    60,572,020    34,462,703
   Reinvestment of distributions from net
     investment income and gain                 7,180,987            --    62,677,722            --    12,199,842     9,733,198
   Payments for shares redeemed               (11,838,840)  (13,352,717)  (28,780,546)  (13,536,726)  (16,150,633)   (6,905,680)
                                             ------------   -----------   -----------   -----------   -----------   -----------
      Increase in net assets from
        capital shares transactions            29,759,847    17,312,083    42,832,066     2,508,658    56,621,229    37,290,221
                                             ------------   -----------   -----------   -----------   -----------   -----------
      Total increase (decrease) in
        net assets                             62,142,224    26,790,929    50,495,356    (9,921,927)   58,269,058    36,798,528

Net assets:
   At the beginning of the year               229,370,749   202,579,820   203,350,724   213,272,651   225,475,720   188,677,192
                                             ------------   -----------   -----------   -----------   -----------   -----------
   At the end of the year                    $291,512,973   229,370,749   253,846,080   203,350,724   283,744,778   225,475,720
                                             ============   ===========   ===========   ===========   ===========   ===========
Undistributed net investment income          $     41,347        31,910            --            --        29,357            --

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

                          Notes to Financial Statements

                                December 31, 2006

(1)   Organization

      Clearwater Investment Trust (the Trust) was established on January 12, 1987 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (as amended) as a diversified open end management investment company and presently includes three series of funds: Clearwater Growth Fund, Clearwater Small Cap Fund, and Clearwater Tax-Exempt Bond Fund (the Funds). The Trust's declaration of trust permits the Board of Trustees to create additional funds in the future. The investment objective of the Clearwater Growth and Small Cap Funds is long term capital growth. The investment objective of the Clearwater Tax-Exempt Bond Fund is high current income that is exempt from federal income tax, consistent with preservation of capital.

      The Clearwater Growth Fund is passively managed to track but not replicate the Russell 1000 Index (the Index), an unmanaged, capitalization weighted index of the largest 1000 public companies in the United States. The fund is managed so that its holdings match the holdings of the Index as closely as possible while attempting to minimize the realization of taxable gains. This means that the fund will not buy and sell securities to match changes in the composition of securities in the Index. Instead, the fund's portfolio is adjusted periodically to reflect the holdings and weightings of the Index, but only after consideration of the Fund's policy to minimize realization of taxable gains.

      The Clearwater Small Cap Fund invests primarily in equity securities of issuers with market capitalizations, at the time of investment, no greater than the range of capitalizations of the companies included in the Russell 2000 Index, an unmanaged, capitalization weighted index of the largest 3000 public companies in the United States less the largest 1000 tracked by the Russell 1000 Index.

      The Clearwater Tax-Exempt Bond Fund invests at least 80% of its assets in municipal securities, which are debt obligations issued by or for the U.S. states, territories and possessions, and the District of Columbia. The interest on these securities is generally exempt from regular federal income tax and may also be exempt from federal alternative minimum tax. However, the Fund may invest up to 20% of its assets in securities that generate interest income subject to federal alternative minimum tax.

(2)   Summary of Significant Accounting Policies

      The significant accounting policies followed by the Funds are as follows:

      (a)   Investments in Securities

            Investments in equity securities are valued at the last sales price on the principal exchange or market where they are traded. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Debt securities maturing more than 60 days from the valuation date are valued at the market price supplied by an independent pricing vendor; those securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Securities for which no market quotations are readily available (including those the trading of which has been suspended) will be valued at fair value as determined in good faith by the board of trustees, although the actual computations may be made by persons acting pursuant to the direction of the board.

                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST

                          Notes to Financial Statements

                                December 31, 2006

            Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on an identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of original issue discount and premium, is accrued daily.

      (b)   Federal Taxes

            The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. On a calendar-year basis, the Funds intend to distribute substantially all of their net investment income and realized gains, if any, to avoid the payment of federal income and excise taxes. Therefore, no income tax provision is required. Each fund is treated as a separate entity for federal income tax purposes.

            Net investment income and net realized gains (losses) for the funds may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the funds. The tax character of distributions paid during the years ended December 31, 2006 and 2005 was as follows:

                                                                                      Long-term
                                Tax-exempt             Ordinary income              capital gain
                       -------------------------   -----------------------   --------------------------
                           2006          2005         2006         2005         2006           2005
                       ------------   ----------   ----------   ----------   -----------   ------------
Growth Fund            $         --           --    3,964,912    3,216,075            --             --
Small Cap Fund                   --           --    6,076,177    4,659,852    24,910,958     27,030,735
Tax-Exempt Bond Fund     12,135,102    9,652,012       64,740       81,186            --             --

            As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

                                                                                             Tax-Exempt
                                                             Growth Fund    Small Cap Fund   Bond Fund
                                                            -------------   --------------   ---------
Undistributed ordinary income                               $      41,347          218,624     403,549
Undistributed capital gain                                             --          498,103          --
Accumulated capital losses                                     (6,406,195)              --    (508,252)
Unrealized appreciation (depreciation)                        126,172,940       37,120,013     418,578
                                                            -------------   --------------   ---------
   Total                                                    $ 119,808,092       37,836,740     313,875
                                                            =============   ==============   =========

                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST

                          Notes to Financial Statements

                                December 31, 2006

            On the statements of assets and liabilities, due to permanent book-to-tax differences, the following adjustments have been made:

                                                                      Tax-Exempt
                                       Growth Fund   Small Cap Fund    Bond Fund
                                       -----------   --------------   ----------
Undistributed net income               $        --   $      567,264   $       --
Accumulated net realized gains                  --         (567,264)          --
Additional paid-in capital                      --               --           --

      (c)   Distributions to Shareholders

            Distributions to shareholders from net investment income, if any, are declared annually for the Growth and Small Cap Funds and declared daily, payable monthly, for the Tax-Exempt Bond Fund. Distributions to shareholders from net realized gains, if any, are declared annually for all Funds. Distributions are paid in cash or reinvested in additional shares.

      (d)   Use of Estimates

            The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      (e)   Recent Accounting Pronouncements

            On September 20, 2006,  the  Financial  Accounting  Standards  Board
            (FASB) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of SFAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Funds' financial statements is being evaluated.

            In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), Accounting for Uncertainty in Income Taxes. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for mutual funds in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Tax positions of the Funds are being evaluated to determine the impact, if any, to the Funds. The adoption of FIN 48 is not anticipated to have a material impact on the Funds.

                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST

                          Notes to Financial Statements

                                December 31, 2006

(3)   Investment Security Transactions

      Cost of purchases and proceeds from sales of securities, other than temporary investments in short term securities, for the year ended December 31, 2006, were as follows:

                                                Purchases               Sales
                                              -------------         ------------
      Growth Fund                             $  45,503,353           13,272,897
      Small Cap Fund                            165,947,035          168,927,646
      Tax-Exempt Bond Fund                      158,638,509          103,172,835

(4)   Capital Share Transactions

      Transactions in shares of each fund for the years ended December 31, 2006 and 2005 were as follows:

                                             Growth Fund              Small Cap Fund         Tax-Exempt Bond Fund
                                      ------------------------   -----------------------   -----------------------
                                         2006          2005          2006         2005        2006         2005
                                      -----------   ----------   -----------   ---------   ----------   ----------
Sold                                  $ 1,245,428    1,222,595       460,215     839,490    6,058,892    3,443,664
Issued for reinvested distributions       258,093           --     3,408,010          --    1,219,204      972,555
Redeemed                                 (422,969)    (538,106)   (1,537,715)   (741,221)  (1,611,929)    (689,986)
                                      -----------   ----------   -----------   ---------   ----------   ----------

   Increase                           $ 1,080,552      684,489     2,330,510      98,269    5,666,167    3,726,233
                                      ===========   ==========   ===========   =========   ==========   ==========

(5)   Capital Loss Carry Over

      For federal income tax purposes, the Growth Fund and Tax-Exempt Bond Fund have capital loss carryovers of $6,406,195 and $508,353, respectively, at December 31, 2006, which, if not offset by subsequent capital gains, will expire as follows:

                                                                     Tax-Exempt
                                                  Growth Fund         Bond Fund
                                                 -------------      ------------
      Year of expiration:
         2010                                    $   6,223,125                --
         2012                                               --                --
         2013                                          183,070           508,252
                                                 -------------      ------------
            Total                                $   6,406,195           508,252
                                                 =============      ============

                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST

                          Notes to Financial Statements

                                December 31, 2006

(6)   Expenses and Related-Party Transactions

      The Trust has a contract for investment advisory services with Clearwater Management Company (CMC), a management firm of which the Trust's President and Treasurer is a shareholder. Under terms of an agreement, Clearwater Growth Fund, Clearwater Small Cap Fund, and Clearwater Tax-Exempt Bond Fund pay a fee equal to an annual rate of 0.45%, 1.35%, and 0.60% of average net assets, respectively. CMC is responsible for the payment or reimbursement of all the Funds' expenses, except brokerage, taxes, interest, and extraordinary expenses. On July 1, 2002 CMC voluntarily reduced the fees paid by the funds to 0.39%, 1.33%, and 0.56%, respectively. Effective April 1, 2004 CMC made an additional voluntary fee reduction to 0.37%, 1.20%, and 0.50%, respectively. Effective April 1, 2005 CMC voluntarily reduced the fees paid by the funds to 0.35%, 1.12%, and 0.47%, respectively. Effective April 1, 2006 CMC voluntarily reduced the fees paid by the funds to 0.30%, 1.00%, and 0.41%, respectively. These voluntary fee reductions may be discontinued at any time.

      CMC has entered into sub advisory contracts with independent investment advisory firms for each fund to provide daily investment management services. The sub advisory fee for the Clearwater Growth Fund, payable to Parametric Portfolio Associates, is equal to an annual rate of 0.15% of net assets. The subadvisory fee for the Clearwater Small Cap Fund, payable to Kennedy Capital Management, Inc., is equal to an annual rate of 0.85% of the first $50 million in net assets it manages and then decreasing to 0.80% of net assets in excess of $50 million. The subadvisory fee for the Clearwater Small Cap Fund, payable to Keeley Asset Management, is equal to an annual rate of 1.00% of the first $2 million in net assets it manages, decreasing to 0.85% on the next $8 million in net assets, and further decreasing to 0.70% of net assets in excess of $10 million. The subadvisory fee for the Clearwater Tax-Exempt Bond Fund, payable to Sit Fixed Income Advisers II, LLC, is equal to an annual rate of 0.40% on the first $20 million in net assets and then decreasing in reduced percentages to 0.20% of net assets in excess of $75 million.

                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST

                          Notes to Financial Statements

                                December 31, 2006

(7)   Financial Highlights

      Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years and selected information for each year is as follows:

                                                        Year ended December 31
                                      -------------------------------------------------------
             Growth Fund                  2006         2005       2004       2003      2002
----------------------------------    -----------    -------    -------    -------    -------
Net asset value, beginning of year    $     26.03      24.93      22.66      17.70      23.07

Income from investment operations:
   Net investment income                     0.40       0.37       0.38       0.27       0.23
   Net realized and unrealized
      gain (loss)                            3.44       1.10       2.24       4.95      (5.37)
                                      -----------    -------    -------    -------    -------
         Total from investment
            operations                       3.84       1.47       2.62       5.22      (5.14)
                                      -----------    -------    -------    -------    -------
Less distributions:
   Dividends from net investment
      income                                (0.40)     (0.37)     (0.35)     (0.26)     (0.23)
   Distributions from net realized
      gains                                    --         --         --         --         --
                                      -----------    -------    -------    -------    -------
         Total distributions                (0.40)     (0.37)     (0.35)     (0.26)     (0.23)
                                      -----------    -------    -------    -------    -------
Net asset value, end of year          $     29.47      26.03      24.93      22.66      17.70
                                      ===========    =======    =======    =======    =======
Total return (a)                             14.8%       5.9%      11.5%      29.5%     (22.3)%

Net assets, end of year
   (000s omitted)                     $   291,513    229,371    202,580    150,460    103,981

Ratio of expenses to average
   net assets (b)                            0.31%      0.36%      0.37%      0.39%      0.43%

Ratio of net investment income
   to average net assets (b)                 1.56%      1.52%      1.62%      1.40%      1.14%

Portfolio turnover rate (excluding
   short-term securities)                    5.24%      5.80%      1.52%     13.64%     31.40%

(a) Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value.

(b) Total fund expenses are contractually limited to 0.45% of average daily net assets. However, during the years ended December 31, 2006, 2005, 2004, 2003, and 2002, the investment advisor voluntarily reduced management fees otherwise payable by the Funds. Had the Funds incurred these expenses, the ratio of expenses to average daily net assets would have been 0.45%, 0.45%, 0.45%, 0.45%, and 0.45%, for the years ended December 31, 2006,
      2005, 2004, 2003, and 2002, respectively, and the ratio of net investment income to average daily net assets would have been 1.42%, 1.43%, 1.54%, 1.34%, and 1.12%, respectively.

                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST

                          Notes to Financial Statements

                                December 31, 2006

                                                        Year ended December 31
                                      -------------------------------------------------------
         Small Cap Fund                   2006         2005       2004       2003       2002
----------------------------------    -----------    -------    -------    -------    -------
Net asset value, beginning of year    $     18.09      19.14      18.35      13.11      14.61

Income from investment operations:
   Net investment income (loss)             (0.04)     (0.04)     (0.09)     (0.02)     (0.01)
   Net realized and unrealized
      gains (losses)                         3.13       1.81       3.92       7.71      (1.49)
                                      -----------    -------    -------    -------    -------
         Total from investment
            operations                       3.09       1.77       3.83       7.69      (1.50)
                                      -----------    -------    -------    -------    -------
Less distributions:
   Distributions from net
      investment income                        --         --         --         --         --
   Distributions from net
      realized gains                        (2.47)     (2.82)     (3.04)     (2.45)        --
                                      -----------    -------    -------    -------    -------
         Total distributions                (2.47)     (2.82)     (3.04)     (2.45)        --
                                      -----------    -------    -------    -------    -------
Net asset value, end of year          $     18.71      18.09      19.14      18.35      13.11
                                      ===========    =======    =======    =======    =======
Total return (a)                             17.1%       9.2%      20.9%      58.7%     (10.3)%

Net assets, end of year
   (000s omitted)                     $   253,846    203,351    213,273    138,089     77,492

Ratio of expenses to average
   net assets (b)                            1.03%      1.14%      1.24%      1.33%      1.34%

Ratio of net investment income
   (loss) to average net assets (b)         (0.23)%    (0.19)%    (0.45)%    (0.12)%    (0.02)%

Portfolio turnover rate (excluding
   short-term securities)                   69.57%     73.65%     83.25%    100.82%     81.16%

(a) Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value.

(b) Total fund expenses are contractually limited to 1.35% of average daily net assets. However, during the years ended December 31, 2006, 2005, 2004, 2003, and 2002, the investment advisor voluntarily reduced management fees otherwise payable by the Funds. Had the Funds incurred these expenses, the ratio of expenses to average daily net assets would have been 1.35%, 1.35%, 1.35%, 1.35%, and 1.35%, for the years ended December 31, 2006,
      2005, 2004, 2003, and 2002, respectively, and the ratio of net investment income (loss) to average daily net assets would have been (0.55)%, (0.40)%, (0.56)%, (0.14)%, and (0.03)%, respectively.

                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST

                          Notes to Financial Statements

                                December 31, 2006

                                                        Year ended December 31
           Tax-Exempt                 -------------------------------------------------------
           Bond Fund                      2006         2005       2004       2003       2002
----------------------------------    -----------    -------    -------    -------    -------
Net asset value, beginning of year    $     10.00      10.03      10.12      10.24      10.14

Income from investment operations:
   Net investment income                     0.43       0.48       0.50       0.53       0.58
   Net realized and unrealized
      gains                                  0.06      (0.03)     (0.10)     (0.12)      0.12
                                      -----------    -------    -------    -------    -------
         Total from investment
            operations                       0.49       0.45       0.40       0.41       0.70
                                      -----------    -------    -------    -------    -------
Less distributions:
   Distributions from net
      investment income                     (0.43)     (0.48)     (0.49)     (0.53)     (0.58)
   Distributions from net
      realized gains                           --         --         --         --      (0.02)
                                      -----------    -------    -------    -------    -------
         Total distributions                (0.43)     (0.48)     (0.49)     (0.53)     (0.60)
                                      -----------    -------    -------    -------    -------
Net asset value, end of year          $     10.06      10.00      10.03      10.12      10.24
                                      ===========    =======    =======    =======    =======
Total return (a)                              5.3%       4.6%       4.1%       4.1%       7.1%

Net assets, end of year
   (000s omitted)                     $   283,745    225,476    188,677    134,481     91,905

Ratio of expenses to average
   net assets (b)                            0.42%      0.48%      0.51%      0.56%      0.58%

Ratio of net investment income
   to average net assets (b)                 4.66%      4.77%      4.84%      5.24%      5.69%

Portfolio turnover rate (excluding
   short-term securities)                   40.20%     41.39%     35.25%     39.84%     39.79%

(a) Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value.

(b) Total fund expenses are contractually limited to 0.60% of average daily net assets. However, during the years ended December 31, 2006, 2005, 2004, 2003, and 2002, the investment advisor voluntarily reduced management fees otherwise payable by the Funds. Had the Funds incurred these expenses, the ratio of expenses to average daily net assets would have been 0.60%, 0.60%, 0.60%, 0.60%, and 0.60%, for the years ended December 31, 2006,
      2005, 2004, 2003, and 2002, respectively, and the ratio of net investment income to average daily net assets would have been 4.48%, 4.65%, 4.75%, 5.20%, and 5.67%, respectively.

                           CLEARWATER INVESTMENT TRUST

                Schedule of Investments - Clearwater Growth Fund

                                December 31, 2006

                                                                                                      Percent
                                                                                         Market          of
     Shares                             Security                           Cost         value (a)    net assets
-----------------   ------------------------------------------------   ------------   ------------   ----------
Common stocks:

   Consumer discretionary:
            2,300   ABERCROMBIE & FITCH CO                             $     50,218        160,149
            1,809   ACCO BRANDS CORP (b)                                     16,591         47,884
              300   ADVANCE AUTO PARTS                                       10,758         10,668
            5,050   AMAZON COM INC (b)                                      150,753        199,273
           10,950   AMERICAN EAGLE OUTFITTERS INC                           106,990        341,750
              900   AMERICAN GREETINGS CORP                                  13,869         21,483
              300   ANNTAYLOR STORES CORP (b)                                11,958          9,852
            1,400   APPLEBEES INTL INC                                       36,640         34,538
              600   ARVINMERITOR INC                                         10,494         10,938
            1,892   AUTOLIV                                                  79,511        114,088
            1,600   AUTONATION INC DEL (b)                                   30,080         34,112
            5,100   AUTOZONE INC (b)                                        544,407        589,356
            2,994   AVIS BUDGET GROUP INC (b)                                29,085         64,940
              900   BEAZER HOMES USA INC                                     53,114         42,309
            7,475   BED BATH & BEYOND INC (b)                               279,785        284,798
            1,850   BELO CORP                                                30,400         33,985
           10,400   BEST BUY CO INC                                         349,645        511,576
            1,400   BIG LOTS INC (b)                                         15,477         32,088
            1,300   BLACK & DECKER CORPORATION                               44,208        103,961
            1,600   BORG WARNER INC                                          82,009         94,432
            2,400   BRINKER INTL INC (b)                                     53,802         72,384
            2,525   CABLEVISION SYS CORP                                          0         71,912
            2,084   CARMAX INC (b)                                           50,984        111,765
              330   CAVCO INDS INC DEL (b)                                      815         11,563
           13,289   CBS CORP CLASS B (b)                                    366,122        414,351
              800   CDW CORP                                                 44,354         56,256
            6,600   CENTEX CORP                                              66,427        371,382
            6,075   CHEESECAKE FACTORY (b)                                  171,247        149,445
            3,000   CHICOS FAS INC (b)                                       28,000         62,070
            8,900   CIRCUIT CITY STORES INC                                 104,507        168,922
            4,575   CLEAR CHANNEL COMMUNICATIONS                            152,744        162,596
            9,200   COACH INC (b)                                           107,172        395,232
            1,525   COMCAST CL A SPCL (b)                                    36,552         63,867
           35,445   COMCAST CORP NEW (b)                                    959,071      1,500,387
            1,300   COPART INC (b)                                           32,032         39,000
            7,800   COSTCO WHSL CORP NEW                                    237,671        412,386
            6,533   D R HORTON INC                                          137,874        173,059
            2,800   DARDEN RESTAURANTS INC                                   65,099        112,476
           17,423   DIRECTV GROUP INC (b)                                   258,330        434,530
           36,660   DISNEY WALT CO                                          784,463      1,256,338
            4,800   DOLBY LABORATORIES INC (b)                              104,393        148,896
            2,900   DOLLAR GEN CORP                                          56,761         46,574
              500   DOLLAR TREE STORES INC (b)                               10,674         15,050
              300   DOW JONES & CO INC                                       10,650         11,400
            4,300   EASTMAN KODAK CO                                        100,539        110,940
            3,000   ECHOSTAR COMMUNICATIONS CORP N (b)                      101,063        114,090
            3,670   EXPEDIA INC DEL (b)                                      65,267         76,997
            9,064   FEDERATED DEPT STORES INC DE                            244,139        345,610
            2,300   FOOT LOCKER INC                                          36,173         50,439
           15,434   FORD MTR CO DEL (b)                                     128,545        115,909
            7,700   FORTUNE BRANDS INC                                      266,191        657,503
            1,900   GAMESTOP CORP NEW (b)                                    15,311        104,709
              200   GANNETT INC                                              11,038         12,092
            9,900   GAP INC                                                 151,942        193,050
            8,700   GENERAL MTRS CORP                                       169,911        267,264
            9,200   GENTEX CORP                                             131,306        143,152
              681   HANESBRANDS INC (b)                                      15,037         16,085
           14,850   HARLEY DAVIDSON INC                                      87,002      1,046,480
            2,350   HARMAN INTL INDS INC NEW                                206,167        234,789
            5,800   HARRAHS ENTMT INC                                       427,395        479,776
            8,150   HEARST ARGYLE TELEVISION INC                            196,577        207,825
            7,203   HILTON HOTELS CORP                                      169,355        251,385
           48,025   HOME DEPOT INC                                          244,498      1,928,684

                                                                     (Continued)

See accompanying notes to finanacial statements.

                           CLEARWATER INVESTMENT TRUST

                Schedule of Investments - Clearwater Growth Fund

                                December 31, 2006

                                                                                                      Percent
                                                                                         Market          of
     Shares                             Security                           Cost         value (a)    net assets
-----------------   ------------------------------------------------   ------------   ------------   ----------
            2,659   IDEARC INC (b)                                     $     68,147         76,180
            5,300   INTERNATIONAL GAME TECHNOLOGY                           181,663        244,860
               11   INTERPUBLIC GROUP COS INC (b)                                 0            135
            3,650   JOHNSON CTLS INC                                        171,134        313,608
            2,200   JONES APPAREL GROUP INC                                  78,005         73,546
            1,200   KB HOME                                                  39,516         61,536
           11,550   KOHLS CORP (b)                                           92,211        790,367
              700   LAMAR ADVERTISING CO (b)                                 26,224         45,773
            1,300   LEAR CORP (b)                                            21,307         38,389
              900   LEE ENTERPRISES INC                                      30,240         27,954
            3,100   LEGGETT & PLATT INC                                      70,116         74,090
            2,100   LENNAR CORP                                              95,438        110,166
            2,317   LIBERTY GLOBAL INC - SERIES C COMMON (b)                 35,539         64,876
           13,158   LIBERTY MEDIA HLDG CORP- INTERACTIVE COM A (b)          214,168        283,818
            2,631   LIBERTY MEDIA HLDG CORP- CAPITAL COM A (b)              156,652        257,785
           10,290   LIMITED BRANDS INC                                      118,493        297,793
              921   LIVE NATION INC (b)                                      11,411         20,630
            1,850   LIZ CLAIBORNE INC                                        62,867         80,401
           31,600   LOWES COS INC                                           670,577        984,340
              100   M.D.C. HOLDINGS INC                                       6,787          5,705
           23,700   MARRIOTT INTL INC NEW                                    97,956      1,130,964
            6,500   MATTEL INC                                              118,061        147,290
               51   MCCLATCHY CO                                              2,162          2,208
           23,400   MCDONALDS CORP                                          546,937      1,037,322
            7,190   MCGRAW HILL COS INC                                     279,243        489,064
            3,300   MOHAWK INDS INC (b)                                     248,413        247,038
              974   MOVE INC (b)                                                  0          5,367
            3,800   NEWELL RUBBERMAID INC                                    86,564        110,010
           43,775   NEWS CORP                                               678,724        940,287
            3,200   NIKE INC                                                212,954        316,896
            5,000   NORDSTROM INC                                            52,596        246,700
            7,277   NTL INC DEL                                             183,458        183,671
            8,099   OFFICE DEPOT INC (b)                                    189,986        309,139
            3,300   OFFICEMAX INC DEL                                       114,939        163,845
            2,500   OMNICOM GROUP                                           168,958        261,350
              400   PACIFIC SUNWEAR OF CALIF (b)                              9,204          7,832
            1,800   PENN NATL GAMING INC (b)                                 66,876         74,916
            3,700   PENNEY J C INC                                          142,894        286,232
            1,400   PETSMART INC                                             35,894         40,404
            1,500   POLO RALPH LAUREN CORP                                   31,320        116,490
            2,200   PULTE HOMES INC                                          52,465         72,864
              100   RADIOSHACK CORP                                           1,933          1,678
            1,100   READERS DIGEST ASSN INC                                  15,807         18,370
            3,000   REGAL ENTMT GROUP                                        55,920         63,960
            6,000   ROSS STORES INC                                         148,772        175,800
              800   RYLAND GROUP INC (b)                                     43,093         43,696
            1,000   SCHOLASTIC CORP (b)                                      28,560         35,840
              600   SCRIPPS E W CO OH                                        23,112         29,964
            1,479   SEARS HLDGS CORP (b)                                    113,477        248,368
            1,100   SHERWIN WILLIAMS CO                                      50,106         69,938
           37,000   SIRIUS SATELLITE RADIO INC (b)                          142,280        130,980
              700   SNAP ON INC                                              17,991         33,348
              800   STANDARD PAC CORP NEW                                    29,288         21,432
              900   STANLEY WORKS                                            27,855         45,261
           12,150   STAPLES INC                                             173,534        324,405
           15,750   STARBUCKS CORP (b)                                      276,383        557,865
              946   STATION CASINOS INC                                      63,967         77,260
           15,000   TARGET CORP                                             493,687        855,750
            3,000   TIFFANY & CO NEW                                         86,618        117,720
           17,108   TIM HORTONS INC                                         366,842        495,448
              100   TIMBERLAND CO (b)                                         3,401          3,158
           85,800   TIME WARNER INC NEW                                   1,181,330      1,868,724
            8,400   TJX COS INC NEW                                         158,823        239,568
            2,000   TOLL BROS INC (b)                                        50,443         64,460
              300   TRIBUNE CO NEW                                            9,582          9,234
              800   TRW AUTOMOTIVE HLDGS CORP (b)                            18,216         20,696

                                                                     (Continued)

See accompanying notes to finanacial statements.

                           CLEARWATER INVESTMENT TRUST

                Schedule of Investments - Clearwater Growth Fund

                                December 31, 2006

                                                                                                      Percent
                                                                                         Market          of
     Shares                             Security                           Cost         value (a)    net assets
-----------------   ------------------------------------------------   ------------   ------------   ----------
            6,755   UNIVISION COMMUNICATIONS INC (b)                   $    202,257        239,262
            3,227   URBAN OUTFITTERS INC (b)                                 61,562         74,318
            1,700   V F CORP                                                 87,065        139,536
           12,389   VIACOM INC NEW (b)                                      587,609        508,321
           45,250   WAL MART STORES INC (b)                               2,173,768      2,089,645
              100   WASHINGTON POST CO                                       74,901         74,560
           12,633   WENDYS INTL INC                                         323,241        418,026
            3,779   WHIRLPOOL CORP                                          172,356        313,733
              800   WILEY JOHN & SON                                         27,401         30,776
            1,000   WILLIAMS SONOMA INC                                      32,379         31,440
            5,989   WYNDHAM WORLDWIDE CORP (b)                               97,386        191,768
            2,141   XM SATELLITE RADIO HLDGS INC (b)                         30,710         30,937
            5,808   YUM BRANDS INC                                          154,802        341,510
            2,400   ZALE CORP NEW (b)                                        39,515         67,704
                                                                       ------------   ------------
                                                                         21,669,262     35,507,097        12.18%

   Consumer staples:
           38,400   ALTRIA GROUP INC                                        984,571      3,295,488
           26,642   ANHEUSER BUSCH COS INC                                1,269,343      1,310,786
           13,500   ARCHER DANIELS MIDLAND CO                               294,994        431,460
            9,362   AVON PRODS INC                                          275,428        309,320
            1,800   BROWN FORMAN CORP                                        70,069        119,232
            6,200   CAMPBELL SOUP CO                                        168,826        241,118
           38,200   COCA COLA CO                                          1,180,718      1,843,150
            5,700   COCA COLA ENTERPRISES INC                               120,731        116,394
           18,590   COLGATE PALMOLIVE CO                                  1,052,590      1,212,812
            8,000   CONAGRA INC                                             182,521        216,000
            9,288   CONSTELLATION BRANDS INC (b)                            207,998        269,538
           18,000   CVS CORP                                                374,839        556,380
            2,900   DEAN FOODS CO NEW (b)                                    79,989        122,612
            5,773   DEL MONTE FOODS CO                                       57,723         63,676
            6,200   GENERAL MLS INC                                         277,056        357,120
            5,575   HEINZ H J CO                                            190,266        250,931
            2,200   HERSHEY CO / THE                                        111,290        109,560
            1,300   HORMEL FOODS CORP                                        29,432         48,542
            4,100   KELLOGG CO                                              179,871        205,246
            7,250   KIMBERLY CLARK CORP                                     420,840        492,638
            8,315   KRAFT FOODS INC                                         275,333        296,846
           14,400   KROGER CO                                               246,089        332,208
            1,867   LAUDER ESTEE COS INC                                     70,634         76,211
            4,100   LOEWS CORP                                              107,638        265,352
            1,600   MCCORMICK & CO INC                                       55,297         61,696
              900   MOLSON COORS BREWING CO                                  54,437         68,796
            1,000   NBTY INC (b)                                             21,300         41,570
            2,400   PEPSI BOTTLING GROUP INC                                 52,032         74,184
           33,726   PEPSICO INC                                           1,380,671      2,109,561
           70,939   PROCTER AND GAMBLE CO                                 1,762,318      4,559,250
            9,800   RITE AID CORP (b)                                        39,788         53,312
            8,419   SAFEWAY INC                                             166,288        290,961
            5,450   SARA LEE CORP                                            86,393         92,814
            1,300   SMITHFIELD FOODS INC (b)                                 35,157         33,358
              300   SMUCKER J M CO                                            4,313         14,541
            5,255   SUPERVALU INC                                           109,897        187,866
           11,900   SYSCO CORP                                              258,179        437,444
            9,527   TYSON FOODS INC (DEL)                                   111,286        156,719
            2,900   UST INC                                                  80,807        168,780
           27,350   WALGREEN CO                                             324,378      1,255,092
            2,400   WHOLE FOODS MKT INC                                      64,365        112,632
            6,213   WRIGLEY WM JR CO                                        215,561        321,336
                                                                       ------------   ------------
                                                                         13,051,257     22,582,530         7.75%

   Energy:
            4,146   ANADARKO PETE CORP                                       93,285        180,434
            9,134   APACHE CORP                                             389,377        607,502
            6,740   BAKER HUGHES INC                                        389,247        503,208
            3,600   BJ SVCS CO                                               97,551        105,552

                                                                     (Continued)

See accompanying notes to finanacial statements.

                           CLEARWATER INVESTMENT TRUST

                Schedule of Investments - Clearwater Growth Fund

                                December 31, 2006

                                                                                                      Percent
                                                                                         Market          of
     Shares                             Security                           Cost         value (a)    net assets
-----------------   ------------------------------------------------   ------------   ------------   ----------
            8,588   BP PLC (d)                                         $    211,116        576,255
           16,686   CHESAPEAKE ENERGY CORP                                  404,571        484,728
           43,195   CHEVRON CORP                                          1,985,719      3,176,128
           34,543   CONOCOPHILLIPS                                        1,143,534      2,485,369
            6,823   DEVON ENERGY CORPORATION NEW                            223,151        457,687
           13,900   EL PASO CORP                                            103,337        212,392
            3,054   ENSCO INTL INC                                          112,586        152,883
            8,500   EOG RESOURCES INC                                        80,824        530,825
          118,333   EXXON MOBIL CORP                                      5,098,189      9,067,858
            3,621   GRANT PRIDECO INC (b)                                   158,501        144,007
           14,358   HALLIBURTON CO                                          282,706        445,816
            6,200   HELMERICH AND PAYNE INC                                  82,265        151,714
              305   HUGOTON RTY TR TX                                         9,016          7,503
            6,693   MARATHON OIL CORP                                       383,245        619,103
            2,400   MURPHY OIL CORP                                          32,055        122,040
            5,367   NATIONAL OILWELL VARCO INC (b)                          254,016        328,353
            5,142   NEWFIELD EXPL CO (b)                                    222,527        236,275
            5,800   NOBLE ENERGY INC (b)                                     74,136        284,606
           28,500   OCCIDENTAL PETE CORP                                    267,374      1,391,655
            3,200   PIONEER NAT RES CO                                       48,507        127,008
            2,905   QUICKSILVER RES INC (b)                                 119,305        106,294
            9,700   SCHLUMBERGER LTD                                        109,606        612,652
            2,200   SMITH INTL INC                                           38,951         90,354
            9,600   SUNOCO INC                                              108,241        598,656
            6,593   TRANSOCEAN INC (b)                                      105,613        533,308
           10,902   VALERO ENERGY CORP                                      223,003        557,746
            9,060   WILLIAMS COS INC                                        101,393        236,647
            6,258   XTO ENERGY INC                                           99,546        294,439
                                                                       ------------   ------------
                                                                         13,052,493     25,428,998         8.72%

   Financials:
            9,550   AFLAC INC                                               299,320        439,300
            9,000   ALLIED CAP CORP NEW                                     196,349        294,120
            9,800   ALLSTATE CORP                                           429,333        638,078
            8,000   AMB PPTY CORP                                           264,402        468,880
            1,300   AMBAC FINL GROUP INC                                     91,536        115,791
           19,233   AMERICAN EXPRESS CO                                     718,730      1,166,866
            2,200   AMERICAN FINL RLTY TR                                    24,376         25,168
           48,685   AMERICAN INTL GROUP INC                               1,158,837      3,488,767
            8,200   AMERICREDIT CORP (b)                                    141,934        206,394
            7,391   AMERIPRISE FINL INC                                     288,205        402,810
            4,800   AON CORP                                                 95,152        169,632
            1,631   APARTMENT INVT & MGMT CO                                 55,426         91,369
            1,096   ARCHSTONE SMITH TR                                       38,818         63,798
            3,100   ASSOCIATED BANC CORP                                    105,586        108,128
           10,200   ASTORIA FINL CORP                                        96,415        307,632
           96,683   BANK AMER CORP                                        3,316,121      5,161,905
           21,519   BANK NEW YORK INC                                       648,205        847,203
            8,658   BB&T CORP                                               244,238        380,346
            1,100   BEAR STEARNS COS INC                                     56,969        179,058
              688   BOSTON PPTYS INC                                         65,527         76,973
            9,136   CAPITAL ONE FINL CORP                                   493,710        701,828
            2,200   CAPITALSOURCE INC                                        52,800         60,082
            2,100   CB RICHARD ELLIS GROUP INC (b)                           50,437         69,720
              700   CHICAGO MERCANTILE EXCHANGE                             233,488        356,825
            4,200   CHUBB CORP                                              129,882        222,222
            2,756   CINCINNATI FINL CORP                                    103,501        124,874
            2,300   CIT GROUP INC NEW                                        61,304        128,271
           98,959   CITIGROUP INC                                         2,416,693      5,512,016
           28,722   COLONIAL BANCGROUPINC                                   650,228        739,304
            3,200   COMERICA INC                                            171,938        187,776
            2,805   COMMERCE BANCORP INC N J                                 83,732         98,932
            5,200   CONSECO INC (b)                                          97,448        103,896
           18,354   COUNTRYWIDE FINL CORP                                   475,926        779,127
            3,276   CRESCENT REAL ESTATE EQUITIES                            55,314         64,701
           12,000   E TRADE FINL CORP (b)                                   125,906        269,040

                                                                     (Continued)

See accompanying notes to finanacial statements.

                           CLEARWATER INVESTMENT TRUST

                Schedule of Investments - Clearwater Growth Fund

                                December 31, 2006

                                                                                                      Percent
                                                                                         Market          of
     Shares                             Security                           Cost         value (a)    net assets
-----------------   ------------------------------------------------   ------------   ------------   ----------
            7,200   EQUITY OFFICE PPTYS TR                             $    215,012        346,824
            5,016   EQUITY RESIDENTIAL                                      159,472        254,562
            8,600   ERIE INDTY CO                                           446,989        498,628
           17,950   FEDERAL HOME LN MTG CORP                                 54,545      1,218,805
           19,854   FEDERAL NATL MTG ASSN                                 1,088,972      1,179,129
            3,981   FIDELITY NATIONAL FINANCIAL                              76,148         95,066
            4,742   FIDELITY NATL INFORMATION SVC                           173,614        190,107
           12,735   FIFTH THIRD BANCORP                                     486,336        521,244
            8,450   FIRST HORIZON NATL CORP                                 255,733        353,041
            1,200   FOREST CITY ENTERPRISES INC                              54,504         70,080
            9,745   FRANKLIN RES INC                                        179,015      1,073,607
            1,800   GALLAGHER ARTHUR J & CO                                  55,152         53,190
           17,400   GENERAL GROWTH PPTYS INC                                205,324        908,802
            4,000   GENWORTH FINL INC                                       120,777        136,840
            7,326   GOLDMAN SACHS GROUP INC                                 790,684      1,460,438
            4,700   HARTFORD FINANCIAL SVCS GRP                             259,891        438,557
           14,600   HEALTH CARE PPTY INVS INC                               244,506        537,572
            9,667   HOST HOTELS & RESORTS INC                               172,098        237,325
            7,200   HRPT PPTYS TR                                            67,324         88,920
            1,284   HSBC HLDGS PLC (d)                                       64,775        117,679
           11,600   HUNTINGTON BANCSHARES INC                               253,776        275,500
            4,822   INVESTMENT TECHNOLOGY GROUP (b)                         158,855        206,767
            5,944   INVESTORS FINL SERVICES CORP                            241,428        253,630
            4,000   ISTAR FINL INC                                           76,749        191,280
            4,400   JANUS CAP GROUP INC                                      64,273         94,996
           67,140   JPMORGAN CHASE & CO                                   1,973,129      3,242,862
           12,100   KEYCORP NEW                                             225,332        460,163
            3,301   KIMCO RLTY CORP                                         101,180        148,380
            2,252   LEGG MASON INC                                          225,146        214,053
            8,894   LEHMAN BROTHERS HLDGS INC                               308,197        694,799
            1,600   LEUCADIA NATL CORP                                       27,592         45,120
            6,948   LINCOLN NATL CORP IN                                    251,424        461,347
            6,300   LOEWS CORP                                               49,966        261,261
            1,060   M & T BK CORP                                            97,320        129,490
            5,600   MACK CA RLTY CORP                                       178,832        285,600
            9,482   MANULIFE FINL CORP                                      135,056        320,397
            9,276   MARSH & MCLENNAN COS INC                                257,563        284,402
            2,000   MARSHALL & ILSLEY CORP                                   51,520         96,220
            4,850   MBIA INC                                                254,638        354,341
            5,400   MELLON FINL CORP                                        171,240        227,610
           16,590   MERRILL LYNCH & CO INC                                  785,340      1,544,529
            8,000   METLIFE INC                                             318,745        472,080
            6,800   MGIC INVT CORP WIS                                      163,404        425,272
            4,300   MOODYS CORP                                             204,231        296,958
           19,560   MORGAN STANLEY                                          944,969      1,592,771
           16,290   NATIONAL CITY CORP                                      298,674        595,562
              800   NATIONWIDE FINL SVCS INC                                 25,928         43,360
            2,349   NEW YORK CMNTY BANCORP INC                               43,174         37,819
            3,802   NORTHERN TRUST CORP                                     184,623        230,743
           11,125   OLD REP INTL CORP                                       221,092        258,990
            7,392   PEOPLES BK BRIDGEPORT CONN                              218,430        329,831
              255   PIPER JAFFRAY COS (b)                                     7,794         16,613
            3,485   PLUM CREEK TIMBER CO INC                                 79,081        138,877
            1,344   PMI GROUP INC                                            56,424         63,396
            3,925   PNC FINL SVCS GROUP INC                                 179,373        290,607
              200   POPULAR INC                                               2,025          3,590
           20,600   PRICE T ROWE GROUP INC                                  137,008        901,662
            2,550   PRINCIPAL FINANCIAL GROUP                                69,037        149,685
           21,209   PROGRESSIVE CORP OHIO                                   420,576        513,682
            4,672   PROLOGIS                                                198,320        283,917
            8,500   PRUDENTIAL FINL INC                                     341,982        729,810
            2,991   PUBLIC STORAGE INC                                      238,179        291,623
            5,700   RADIAN GROUP INC                                        332,003        307,287
            1,125   RAYMOND JAMES FINANCIAL INC                              12,570         34,099
            7,487   REALOGY CORP (b)                                         92,042        227,006
            2,700   REALTY INCOME CORP                                       68,554         74,790

                                                                     (Continued)

See accompanying notes to finanacial statements.

                           CLEARWATER INVESTMENT TRUST

                Schedule of Investments - Clearwater Growth Fund

                               December 31, 2006

                                                                                                      Percent
                                                                                         Market          of
      Shares                            Security                           Cost         Value (a)    Net Assets
-----------------   ------------------------------------------------   ------------   ------------   ----------
           12,390   REGIONS FINL CORP NEW                              $    340,140        463,386
              300   REINSURANCE GROUP AMER INC                               12,570         16,710
            1,100   SAFECO CORP                                              54,889         68,805
           25,700   SCHWAB CHARLES CORP                                     229,436        497,038
            5,126   SIMON PPTY GROUP INC NEW                                352,978        519,213
            4,500   SKY FINL GROUP INC                                      106,014        128,430
            7,350   SLM CORP                                                271,453        358,460
            7,245   SOVEREIGN BANCORP INC (b)                                91,649        183,951
            2,414   ST JOE CO                                               111,322        129,318
            5,010   STARWOOD HOTELS & RESORTS INC                           224,617        313,125
            4,950   STATE STREET CORPORATION                                254,544        333,828
            4,334   SUNTRUST BKS INC                                        279,900        366,006
            4,200   SYNOVUS FINL CORP                                       112,014        129,486
           23,200   TCF FINANCIAL CORP                                      200,798        636,144
            7,566   TD AMERITRADE HLDG CORP                                 121,495        122,418
            2,303   TD BANKNORTH INC                                         42,416         74,341
           13,588   THE ST PAUL TRAVELERS COS INC                           470,201        729,540
            4,300   THORNBURG MTG INC                                       127,446        108,059
            1,900   TORCHMARK INC                                            80,235        121,144
            1,104   TORONTO DOMINION BK ONT (d)                              44,108         66,096
              400   TRANSATLANTIC HLDGS INC                                  23,500         24,840
            4,000   UNITRIN INC                                             101,606        200,440
            5,600   UNUMPROVIDENT CORP                                       84,370        116,368
           33,285   US BANCORP DEL                                          783,214      1,204,584
            1,517   VALLEY NATL BANCORP                                      29,039         40,216
            2,245   VORNADO RLTY TR (b)                                     186,436        272,768
           38,160   WACHOVIA CORP 2ND NEW                                 1,565,256      2,173,212
           19,705   WASHINGTON MUT INC                                      351,733        896,380
           65,653   WELLS FARGO & CO NEW                                    737,750      2,334,621
           26,044   WESTERN UN CO                                            79,377        583,906
            7,225   XL CAPITAL LTD (b)                                       92,119        520,345
              500   ZIONS BANCORP                                            29,372         41,220
                                                                       ------------   ------------
                                                                         37,047,446     65,708,423        22.54%
      Healthcare:
           33,268   ABBOTT LABS                                           1,274,159      1,620,484
           18,800   AETNA INC                                               151,653        811,784
            2,443   ALLERGAN INC                                            171,647        292,525
            3,400   AMERISOURCEBERGEN CORP                                   97,885        152,864
           25,150   AMGEN INC (b)                                           102,792      1,717,997
              600   AMYLIN PHARMACEUTICALS INC (b)                            9,606         21,642
            1,800   APPLERA CORP APPLIED BIOSYS                              37,429         66,042
            1,300   BARD C R INC                                             78,455        107,861
            7,800   BARR PHARMACEUTICALS INC (b)                            393,492        390,936
            2,100   BAUSCH & LOMB INC                                       103,026        109,326
           11,000   BAXTER INTL INC                                         220,992        510,290
            2,500   BECTON DICKINSON & CO                                   123,650        175,375
           20,837   BIOGEN IDEC INC (b)                                     584,369      1,024,972
            3,200   BIOMET INC (b)                                          120,878        132,064
           28,058   BOSTON SCIENTIFIC CORP (b)                              551,596        482,036
           39,900   BRISTOL MYERS SQUIBB CO                                 999,000      1,050,168
            7,335   CARDINAL HEALTH INC                                     408,005        472,594
           10,313   CAREMARK RX INC                                         297,382        588,975
            8,036   CELGENE CORP (b)                                        182,909        462,311
              900   CEPHALON INC (b)                                         55,152         63,369
            2,200   CIGNA CORP                                              107,215        289,454
              700   COVANCE INC (b)                                          31,465         41,237
            2,546   COVENTRY HEALTH CARE INC (b)                            100,005        127,427
           16,603   CYTYC CORP (b)                                          420,454        469,865
            2,125   DAVITA INC (b)                                           62,678        120,870
              180   EDWARDS LIFESCIENCES CORP (b)                             1,872          8,467
            2,500   EXPRESS SCRIPTS INC (b)                                 113,522        179,000
            7,676   FOREST LABS INC (b)                                     330,153        388,406
              100   GEN PROBE INC NEW (b)                                     5,058          5,237
            8,300   GENENTECH INC (b)                                       429,519        673,379
            5,200   GENZYME CORP (b)                                        283,372        320,216

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

                Schedule of Investments - Clearwater Growth Fund

                               December 31, 2006

                                                                                                      Percent
                                                                                         Market          of
      Shares                            Security                           Cost         Value (a)    Net Assets
-----------------   ------------------------------------------------   ------------   ------------   ----------
            9,430   GILEAD SCIENCES INC (b)                            $    375,927        612,290
            3,152   GLAXOSMITHKLINE PLC (d)                                  76,079        166,300
            4,000   HEALTH MGMT ASSOC                                        76,501         84,440
            2,450   HEALTH NET INC (b)                                       64,669        119,217
            1,400   HILLENBRAND INDS INC                                     76,636         79,702
            2,005   HOSPIRA INC (b)                                          50,661         67,328
            3,900   HUMANA INC (b)                                           39,107        215,709
              100   IMCLONE SYS INC (b)                                       3,259          2,676
            2,100   IMS HEALTH INC                                           52,215         57,708
            2,500   INVITROGEN CORP (b)                                     164,832        141,475
           54,579   JOHNSON & JOHNSON                                     1,622,418      3,603,306
            1,931   KINETIC CONCEPTS INC (b)                                 71,019         76,371
            4,300   KING PHARMACEUTICALS INC (b)                             44,032         68,456
            3,400   LABORATORY CORP AMER HLDGS (b)                           99,252        249,798
           19,694   LILLY ELI & CO                                          843,679      1,026,057
            1,950   LINCARE HLDGS INC (b)                                    58,492         77,688
            1,300   MANOR CARE INC NEW                                       30,973         60,996
            4,700   MCKESSON CORP                                           159,643        238,290
            6,878   MEDCO HEALTH SOLUTIONS INC (b)                          264,556        367,560
            1,300   MEDICIS PHARMACEUTICAL CORP                              43,528         45,669
            4,599   MEDIMMUNE INC (b)                                       118,709        148,870
           27,050   MEDTRONIC INC                                           100,935      1,447,446
           37,686   MERCK & CO INC                                        1,203,924      1,643,110
              953   MILLIPORE CORP (b)                                       60,735         63,470
            4,700   MYLAN LABS INC                                           53,880         93,812
            1,500   NEKTAR THERAPEUTICS (b)                                  21,900         22,815
            2,700   OMNICARE INC                                             93,183        104,301
              800   PATTERSON COS INC (b)                                    27,744         28,408
            1,300   PDL BIOPHARMA INC (b)                                    20,144         26,182
          143,074   PFIZER INC                                            1,039,211      3,705,617
            1,400   PHARMACEUTICAL PROD DEV INC                              32,993         45,108
            2,050   QUEST DIAGNOSTICS INC                                    62,932        108,650
           28,903   SCHERING PLOUGH CORP                                    521,414        683,267
            3,200   SEPRACOR INC (b)                                        143,842        197,056
           12,600   SERVICE CORP INTL                                        90,438        129,150
            7,039   ST JUDE MED INC (b)                                     200,879        257,346
           15,650   STRYKER CORP                                             60,399        862,472
            2,157   TEVA PHARMACEUTICAL INDS LTD (d)                         40,824         67,040
            1,800   TRIAD HOSPS INC (b)                                      60,781         75,294
           27,090   UNITEDHEALTH GROUP INC                                  680,496      1,455,546
              700   UNIVERSAL HEALTH SVCS INC                                31,885         38,801
            5,800   VARIAN MED SYS INC (b)                                  213,788        275,906
            6,200   VCA ANTECH INC (b)                                      205,792        199,578
            2,175   WATSON PHARMACEUTICALS INC (b)                           50,706         56,615
           12,749   WELLPOINT INC (b)                                       580,688      1,003,219
           28,967   WYETH                                                 1,205,857      1,475,000
            3,374   ZIMMER HOLDINGS INC (b)                                 203,949        264,454
                                                                       ------------   ------------
                                                                         19,194,897     34,716,739        11.91%

Industrials:
           13,050   3M CO                                                   929,474      1,016,987
            1,725   ADESA INC                                                30,322         47,869
            2,750   ALLIED WASTE INDUSTRIES INC (b)                          16,321         33,798
            3,193   AMERICAN PWR CONVERSION CORP                             54,636         97,674
            3,500   AMERICAN STD COS INC DEL                                138,580        160,475
            6,932   AMR CORP DEL (b)                                        123,752        209,554
            1,700   ARAMARK CORP                                             47,836         56,865
            1,700   AVERY DENNISON CORP                                      90,518        115,481
            6,200   BLOCK H & R INC                                          58,017        142,848
           18,700   BOEING CO                                               442,349      1,661,308
            5,947   BURLINGTON NORTHN SANTA FE                              196,725        438,948
              300   CARLISLE COS INC                                         15,924         23,550
           13,104   CATERPILLAR INC                                         471,606        803,668
            4,000   CERIDIAN CORP NEW (b)                                    76,450        111,920
              500   CHECKFREE CORP NEW (b)                                   20,383         20,080
            3,263   CINTAS CORP                                             109,764        129,574

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

                Schedule of Investments - Clearwater Growth Fund

                               December 31, 2006

                                                                                                      Percent
                                                                                         Market          of
      Shares                            Security                           Cost         Value (a)    Net Assets
-----------------   ------------------------------------------------   ------------   ------------   ----------
            2,100   CON WAY INC                                        $     20,609         92,484
           12,675   CRANE CO                                                213,729        464,412
           10,200   CSX CORP                                                107,400        351,186
              950   CUMMINS INC                                              53,831        112,271
            3,200   DANAHER CORP                                            122,770        231,808
            3,650   DEERE & CO                                              199,160        347,006
            1,000   DEVRY INC DEL                                            19,142         28,000
            3,893   DISCOVERY HLDG CO (b)                                    45,381         62,638
            2,875   DONALDSON CO INC                                        107,432         99,791
            4,300   DONNELLEY R R & SONS CO                                 131,760        152,822
            3,325   DOVER CORP                                              122,574        162,992
            9,500   DUN & BRADSTREET CORP DEL NEW (b)                       236,409        786,505
            3,000   EATON CORP                                              103,554        225,420
            6,000   EMDEON CORP (b)                                          58,236         74,340
           18,700   EMERSON ELEC CO                                         514,252        824,483
            1,397   ENERGIZER HLDGS INC (b)                                  87,823         99,173
            1,600   EXPEDITORS INTL WA INC                                   73,091         64,800
            1,400   FASTENAL CO                                              43,652         50,232
           11,275   FEDEX CORP                                              224,125      1,224,691
           10,550   FISERV INC (b)                                           95,145        553,031
            3,675   FLUOR CORP NEW                                           96,907        300,064
            1,400   GATX CORPORATION                                         24,276         60,662
            6,000   GENERAL DYNAMICS CORP                                   249,324        446,100
          215,200   GENERAL ELEC CO                                       4,987,009      8,007,592
            5,050   GENUINE PARTS CO                                        153,969        239,522
            3,700   GOODRICH CORP                                           111,298        168,535
            1,700   GRAINGER W W INC                                         74,317        118,898
              800   HARSCO CORP                                              28,236         60,880
           14,400   HONEYWELL INTL INC                                      366,044        651,456
            1,200   HUBBELL INC                                              44,766         54,252
            2,100   HUNT J B TRANS SVCS INC                                  40,530         43,617
            9,424   ILLINOIS TOOL WKS INC                                   366,074        435,295
              100   IRON MTN INC PA (b)                                       4,022          4,134
            2,800   ITT CORP NEW                                            116,998        159,096
            1,300   ITT EDL SVCS INC (b)                                     52,038         86,281
            2,734   JACOBS ENGR GROUP INC (b)                               167,658        222,930
              200   JOY GLOBAL INC                                           10,010          9,668
            1,800   L 3 COMMUNICATIONS HLDG CORP                             99,393        147,204
            1,000   LANDSTAR SYS INC                                         30,070         38,180
            5,600   LOCKHEED MARTIN CORP                                    167,741        515,592
            1,475   MANPOWER INC WIS                                         66,373        110,522
            8,188   MASCO CORP                                              175,878        244,576
            1,800   MONSTER WORLDWIDE INC (b)                                45,970         83,952
            6,860   NORFOLK SOUTHN CORP                                     164,461        344,989
            4,292   NORTHROP GRUMMAN CORP                                   197,337        290,568
            2,884   OSHKOSH TRUCK CORP                                      137,832        139,643
            6,793   PACCAR INC                                              173,041        440,866
            2,300   PALL CORP                                                58,256         79,465
            1,900   PARKER HANNIFIN CORP                                    123,853        146,072
            1,800   PENTAIR INC                                              64,233         56,520
            1,497   PHH CORP (b)                                             10,184         43,218
           10,200   PITNEY BOWES INC                                        328,150        471,138
            4,000   PRECISION CASTPARTS CORP                                 45,286        313,120
            6,700   RAYTHEON CO                                             200,320        353,760
            4,650   REPUBLIC SVCS INC                                       125,531        189,116
            4,400   REYNOLDS AMERN INC                                      123,818        288,068
            3,700   ROBERT HALF INTL INC                                    112,654        137,344
            7,250   ROCKWELL AUTOMATION INC                                 102,173        442,830
            2,714   ROCKWELL COLLINS INC                                     75,092        171,769
            6,100   SABRE HLDGS CORP                                        153,967        194,529
            4,100   SERVICE MASTER COMPANY                                   44,239         53,751
            2,400   SKYWEST INC                                              26,040         61,224
           15,775   SOUTHWEST AIRLS CO                                      223,545        241,673
            1,000   SPX CORP                                                 51,053         61,160
              200   STERICYCLE INC (b)                                        8,456         15,100
              700   SWIFT TRANSN INC (b)                                     16,331         18,389

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

                Schedule of Investments - Clearwater Growth Fund

                               December 31, 2006

                                                                                                      Percent
                                                                                         Market          of
      Shares                            Security                           Cost         Value (a)    Net Assets
-----------------   ------------------------------------------------   ------------   ------------   ----------
              500   TELEFLEX INC                                       $     22,515         32,280
            1,500   TEREX CORP NEW (b)                                       71,771         96,870
            2,175   TEXTRON INC                                             118,864        203,950
           13,700   TYCO INTL LTD                                           132,068        416,480
            3,900   UNION PAC CORP                                          228,791        358,878
            8,600   UNITED PARCEL SVC INC                                   607,230        644,828
           23,250   UNITED TECHNOLOGIES CORP                              1,021,959      1,453,590
            4,140   USG CORP (b)                                            196,196        226,872
            8,650   WASTE MGMT INC DEL (b)                                  135,675        318,061
              600   WEIGHT WATCHERS INTL INC NEW (b)                         23,424         31,518
                                                                       ------------   ------------
                                                                         18,005,976     31,625,328        10.85%
Information technology:
            2,800   ACTIVISION INC NEW (b)                                    9,966         48,272
           15,624   ADOBE SYS INC (b)                                       374,459        642,459
           10,800   ADVANCED MICRO DEVICES INC (b)                          185,249        219,780
            1,100   AFFILIATED COMPUTER SVCS INC (b)                         55,291         53,724
            2,000   AGERE SYS INC (b)                                        30,820         38,340
            7,700   AGILENT TECHNOLOGIES INC (b)                            158,652        268,345
            9,042   AKAMAI TECHNOLOGIES INC (b)                             290,283        480,311
           12,609   ALCATEL LUCENT ADS (d)                                  209,595        179,300
            5,300   ALTERA CORP (b)                                          99,804        104,304
           11,100   ANALOG DEVICES INC                                       99,557        364,857
           17,271   ANDREW CORP (b)                                         209,577        176,682
           17,900   APPLE COMPUTER (b)                                      502,833      1,518,636
           28,400   APPLIED MATERIALS INC                                   415,207        523,980
              600   ARROW ELECTRS INC (b)                                    15,192         18,930
            7,500   ASML HOLDING N V (b)(d)                                  45,625        184,725
           10,586   AUTODESK INCORPORATED (b)                               390,987        428,310
            8,722   AUTOMATIC DATA PROCESSING INC                           327,384        429,559
            7,700   AVAYA INC (b)                                            79,422        107,646
            6,200   BEA SYS INC (b)                                          52,185         77,996
            3,350   BMC SOFTWARE INC (b)                                     58,044        107,870
            7,162   BROADCOM CORP (b)                                       136,592        231,404
            5,300   BROCADE COMMUNICATIONS SYS INC (b)                       27,300         43,513
           12,225   CA INC                                                  243,611        276,896
           11,200   CADENCE DESIGN SYS INC (b)                              184,491        200,592
          121,750   CISCO SYS INC (b)                                       374,322      3,327,428
            3,534   CITRIX SYS INC (b)                                       37,071         95,595
            2,400   COGNIZANT TECHNOLOGY SOLUTIONS (b)                       67,929        185,184
            2,722   COMPUTER SCIENCES CORP (b)                              109,475        145,273
            6,800   COMPUWARE CORP (b)                                       44,226         56,644
            2,200   COMVERSE TECHNOLOGY INC (b)                              37,400         46,442
           39,200   CORNING INC (b)                                         490,464        733,432
              500   CREE INC (b)                                             11,565          8,660
            2,400   CYPRESS SEMICONDUCTOR CORP (b)                           29,768         40,488
           54,377   DELL INC (b)                                          1,490,559      1,364,319
           14,700   DENDRITE INTL INC (b)                                    57,965        157,437
           20,400   EBAY INC (b)                                            225,884        613,428
            5,600   ELECTRONIC ARTS INC (b)                                 286,778        282,016
            8,000   ELECTRONIC DATA SYS CORP NEW                            178,953        220,400
           42,210   EMC CORP (b)                                            337,885        557,172
            3,700   EMULEX CORP (b)                                          49,943         72,187
              700   F5 NETWORKS INC (b)                                      32,375         51,947
              900   FAIR ISAAC CORPORATION                                   31,182         36,585
            1,900   FAIRCHILD SEMICONDUCTOR INTL (b)                         25,935         31,939
           26,044   FIRST DATA CORP                                          94,887        664,643
            4,567   GOOGLE INC (b)                                        1,554,489      2,103,012
            2,800   HARRIS CORP DEL                                          37,337        128,408
           56,327   HEWLETT PACKARD CO                                    1,052,419      2,320,109
            3,220   IAC INTERACTIVECORP (b)                                  80,489        119,655
            6,110   INTEGRATED DEVICE TECHNOLOGY (b)                         79,318         94,583
          127,400   INTEL CORP (b)                                          687,202      2,579,850
              900   INTERDIGITAL COMM CORP (b)                               15,021         30,195
           29,200   INTERNATIONAL BUSINESS MACHS (b)                      2,504,807      2,836,780
              700   INTERNATIONAL RECTIFIER CORP (b)                         29,995         26,971

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

                Schedule of Investments - Clearwater Growth Fund

                                December 31, 2006

                                                                                                       Percent
                                                                                         Market          of
      Shares                            Security                           Cost         value (a)    net assets
-----------------   ------------------------------------------------   ------------   ------------   ----------
            7,800   INTERSIL CORP                                      $    123,552        186,576
            5,000   INTUIT (b)                                              103,285        152,550
            5,600   JABIL CIRCUIT INC                                        94,248        137,480
           14,267   JUNIPER NETWORKS INC (b)                                289,096        270,217
            3,000   KLA TENCOR CORP                                         101,654        149,250
            3,000   LAM RESH CORP (b)                                        83,706        151,860
            1,800   LEXMARK INTL INC (b)                                     76,346        131,760
            5,400   LINEAR TECHNOLOGY CORP                                  176,013        163,728
            4,600   LSI LOGIC CORP (b)                                       43,516         41,400
           10,381   MAXIM INTEGRATED PRODS INC                              320,710        317,866
            2,900   MCAFEE INC (b)                                           65,012         82,302
           10,114   MEMC ELECTR MATLS INC (b)                               331,672        395,862
            5,400   MICROCHIP TECHNOLOGY INC                                101,340        176,580
           10,400   MICRON TECHNOLOGY INC (b)                                92,623        145,184
          165,450   MICROSOFT CORP                                        1,730,933      4,940,337
            2,600   MOLEX INC                                                81,930         82,238
           42,813   MOTOROLA INC                                            466,966        880,235
            5,600   NATIONAL SEMICONDUCTOR CORP                             101,536        127,120
              475   NAVTEQ CORP (b)                                          12,051         16,611
            2,000   NCR CORP NEW (b)                                         73,013         85,520
            5,600   NETWORK APPLIANCE INC (b)                               135,059        219,968
            5,200   NOVELL INC (b)                                           31,071         32,240
            2,400   NOVELLUS SYS INC (b)                                     60,000         82,608
           15,542   NVIDIA CORP (b)                                         276,885        575,209
           92,362   ORACLE CORP (b)                                         229,891      1,583,085
           19,297   PAYCHEX INC                                              54,298        763,003
            1,400   PERKINELMER INC                                          25,256         31,122
              300   PLANTRONICS INC NEW                                       9,672          6,360
            2,600   POLYCOM INC (b)                                          26,520         80,366
            3,200   QLOGIC CORP (b)                                          47,315         70,144
           29,750   QUALCOMM INC                                            658,867      1,124,253
            4,800   RAMBUS INC DEL (b)                                       84,382         90,864
            3,200   RED HAT INC (b)                                          41,904         73,600
            2,500   SANDISK CORP (b)                                         61,884        107,575
              777   SEAGATE TECHNOLOGY (b)                                    9,892         20,591
           17,200   SOLECTRON CORP (b)                                       63,102         55,384
           64,125   SUN MICROSYSTEMS INC (b)                                282,072        347,558
           21,819   SYMANTEC CORP (b)                                       187,612        454,926
              277   SYMBOL TECHNOLOGIES INC (b)                                 957          4,138
            1,600   SYNOPSYS INC (b)                                         26,568         42,768
            1,100   TEKTRONIX INC                                            20,167         32,087
            6,450   TELLABS INC (b)                                          37,637         66,177
           29,700   TEXAS INSTRS INC                                        624,785        855,360
            7,900   THERMO FISHER SCIENTIFIC INC (b)                        166,738        357,791
            4,400   UNISYS CORP (b)                                          27,676         34,496
              942   VERIGY LTD (b)                                            9,724         16,721
           10,900   VERISIGN INC (b)                                         60,947        262,145
            2,600   WATERS CORP (b)                                          60,997        127,322
            2,300   WESTERN DIGITAL CORP (b)                                 31,115         47,058
           14,250   XEROX CORP (b)                                          141,439        241,538
           13,050   XILINX INC                                               92,297        310,721
           25,240   YAHOO INC (b)                                           532,158        644,630
              200   ZEBRA TECHNOLOGIES CORP (b)                              10,256          6,958
                                                                       ------------   ------------
                                                                         22,856,116     43,060,652        14.77%
   Materials:
            2,850   AIR PRODS & CHEMS INC                                   133,266        200,298
           17,000   ALCOA INC                                               468,229        510,170
            1,200   ALLEGHENY TECHNOLOGIES INC                               84,006        108,816
            6,200   ARCH COAL INC                                            55,785        186,186
            3,032   BALL CORP                                                70,662        132,195
            4,200   BEMIS CO INC                                             93,645        142,716
            3,384   CONSOL ENERGY INC                                       101,377        108,728
            3,000   CROWN HLDGS INC (b)                                      43,170         62,760
            3,537   CYTEC INDS INC                                          195,563        199,876
           19,250   DOW CHEM CO                                             687,985        768,845

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

                Schedule of Investments - Clearwater Growth Fund

                                December 31, 2006

                                                                                                       Percent
                                                                                         Market          of
      Shares                            Security                           Cost         value (a)    net assets
-----------------   ------------------------------------------------   ------------   ------------   ----------
           17,325   DU PONT E I DE NEMOURS & CO                        $    726,903        843,901
            1,911   EAGLE MATLS INC                                           1,727         82,613
            1,000   EASTMAN CHEM CO                                          32,854         59,310
            2,571   ECOLAB INC                                               91,667        116,209
            2,224   FLORIDA ROCK INDS INC                                    74,907         95,743
            6,800   FREEPORT MCMORAN COPPER & GOLD                          307,969        378,964
            1,100   HUNTSMAN CORP (b)                                        20,889         20,867
            9,131   INTERNATIONAL PAPER CO                                  320,093        311,367
           12,625   INTRNTNL FLAVRS & FRAGRNCS INC                          271,595        620,645
            1,600   LOUISIANA PAC CORP                                       39,240         34,448
              500   LUBRIZOL CORP                                            18,193         25,065
            8,050   LYONDELL CHEMICAL CO                                    102,700        205,839
              700   MARTIN MARIETTA MATLS INC                                27,965         72,737
            3,875   MEADWESTVACO CORP (b)                                    86,711        116,483
           11,616   MONSANTO CO NEW                                          51,490        610,188
            2,400   MOSAIC CO (b)                                            34,272         51,264
              131   NEENAH PAPER INC                                          4,149          4,627
            8,200   NEWMONT MNG CORP                                        132,185        370,230
            8,800   NUCOR CORP                                              154,139        481,008
           12,800   OM GROUP INC (b)                                         64,857        579,584
            3,750   OWENS ILL INC (b)                                        50,933         69,188
            1,100   PACKAGING CORP AMER                                      24,772         24,310
            2,450   PACTIV CORP (b)                                          22,665         87,441
            4,600   PEABODY ENERGY CORP                                     111,339        185,886
            4,400   PHELPS DODGE CORP                                        71,022        526,768
            3,086   PPG INDS INC                                            144,348        198,152
            4,350   PRAXAIR INC                                             129,744        258,086
            5,446   RAYONIER INC                                            117,391        223,558
            3,000   ROHM & HAAS CO                                          117,514        153,360
           11,000   RPM INTL INC                                            113,012        229,790
            1,200   SEALED AIR CORP NEW                                      58,956         77,904
              200   SIGMA ALDRICH                                            11,098         15,544
           18,200   SMURFIT STONE CONTAINER CORP (b)                        203,147        192,192
            5,200   SONOCO PRODS CO                                         127,607        197,912
            2,489   TEMPLE INLAND INC                                        82,284        114,569
            7,749   TITANIUM METALS CORP (b)                                206,666        228,673
            2,100   UNITED STS STL CORP NEW                                 133,602        153,594
            1,800   VULCAN MATLS CO                                          90,324        161,766
                                                                       ------------   ------------
                                                                          6,314,618     10,600,373         3.64%
   Telecommunication services:
           14,108   ALLTEL CORP                                             762,938        853,252
            6,650   AMERICAN TOWER CORP (b)                                 114,210        247,912
           69,369   AT&T INC                                              1,724,881      2,479,942
           35,733   BELLSOUTH CORP                                        1,035,960      1,683,382
            7,450   CENTURYTEL INC                                          200,627        325,267
           11,525   CITIZENS COMMUNICATIONS CO                               88,166        165,614
            5,600   CROWN CASTLE INTL CORP (b)                              176,471        180,880
            2,992   EMBARQ CORP                                              70,313        157,260
            3,953   LIBERTY GLOBAL INC (b)                                   76,131        115,230
           36,800   QWEST COMMUNICATIONS INTL INC (b)                       178,042        308,016
           61,659   SPRINT NEXTEL CORP                                      717,313      1,164,739
            1,300   TELEPHONE & DATA SYS INC                                 26,702         70,629
            1,300   TELEPHONE & DATA SYS INC                                 26,702         64,480
            4,580   UNITED STATES CELLULAR CORP (b)                         197,008        318,722
           53,187   VERIZON COMMUNICATIONS                                1,804,299      1,980,684
           12,862   VODAFONE GROUP PLC NEW (b) (d)                          148,344        357,306
            6,524   WINDSTREAM CORP (b)                                      71,367         92,771
                                                                       ------------   ------------
                                                                          7,419,472     10,566,085         3.62%
   Utilities:
           19,186   AES CORP (b)                                            265,922        422,859
              800   AGL RES INC                                              22,424         31,128
              308   ALLETE INC                                                8,794         14,334
            5,400   AMEREN CORP                                             209,724        290,142
            2,300   AMERICAN ELEC PWR INC                                    71,652         97,934

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

                Schedule of Investments - Clearwater Growth Fund

                                December 31, 2006

                                                                                                       Percent
                                                                                         Market          of
      Shares                            Security                           Cost         value (a)    net assets
-----------------   ------------------------------------------------   ------------   ------------   ----------
            6,188   AQUA AMER INC                                      $    147,443        140,963
            5,800   CENTERPOINT ENERGY INC                                   66,308         96,164
           16,100   CMS ENERGY CORP (b)                                     228,933        268,870
            1,400   CONSOLIDATED EDISON INC                                  61,145         67,298
            2,415   CONSTELLATION ENERGY GROUP INC                          120,112        166,321
            5,481   DOMINION RES INC VA NEW                                 379,225        459,527
            2,700   DTE ENERGY CO                                           103,060        130,707
           24,613   DUKE ENERGY HLDG CORP                                   523,563        817,398
            9,425   EDISON INTL                                             108,441        428,649
            9,400   ENTERGY CORP NEW                                        184,383        867,808
           18,032   EXELON CORP                                             904,866      1,116,000
            3,400   FIRSTENERGY CORP                                        134,307        205,020
           11,372   FPL GROUP INC                                           545,463        618,864
            7,000   GREAT PLAINS ENERGY INC                                 205,265        222,600
            3,300   KEYSPAN CORP                                             99,867        135,894
            1,600   NALCO HLDG CO (b)                                        28,832         32,736
            1,500   NATIONAL FUEL GAS CO N J                                 38,322         57,810
            6,900   NISOURCE INC                                            111,901        166,290
            2,400   OGE ENERGY CORP                                          43,344         96,000
            8,200   PEOPLES ENERGY CORP                                     334,284        365,474
            2,328   PEPCO HLDGS INC                                          54,672         60,551
            9,800   PG&E CORP                                               131,785        463,834
            2,100   PIEDMONT NAT GAS INC                                     50,582         56,175
            2,400   PINNACLE WEST CAP CORP                                   71,637        121,656
            6,387   PPL CORP                                                203,124        228,910
            2,150   PROGRESS ENERGY INC                                      65,685        105,522
            4,600   PUBLIC SVC ENTERPRISE GROUP                             276,822        305,348
            7,350   PUGET ENERGY INC                                        149,926        186,396
            2,900   QUESTAR CORP                                             66,188        240,845
            9,600   RELIANT ENERGY INC (b)                                  117,097        136,416
            2,000   SEMPRA ENERGY                                           103,728        112,080
            8,600   SOUTHERN CO                                             176,010        316,996
            3,600   SOUTHWESTERN ENERGY CO (b)                              107,060        126,180
            7,600   TECO ENERGY INC                                          90,842        130,948
           21,414   TXU CORP                                                194,353      1,160,853
            3,000   UGI CORP NEW                                             48,600         81,840
           18,475   WISCONSIN ENERGY CORP                                   356,233        876,824
           12,125   XCEL ENERGY INC                                         108,918        279,603
                                                                       ------------   ------------
                                                                       7,320,842        12,307,767         4.22%
Rights/Warrants:
            4,286   LUCENT TECHNOLOGIES INC (b)                                   0          1,329
                                                                       ------------   ------------
                                                                                  0          1,329         0.00%
Cash equivalents:
        2,904,800   SSGA MONEY MARKET FUND, CURRENT RATE 4.99%            2,904,800      2,904,800         1.00%
                                                                       ------------   ------------   ----------
                    Grand total (c)                                    $168,837,180    295,010,120       101.20%
                                                                       ============   ============   ==========

Notes to investments in securities:

      (a)   Securities are valued in accordance with procedures described in note 2 to the financial statements.

      (b)   Currently nonincome producing assets.

      (c) At December 31, 2006, the cost for federal income tax purposes was $168,837,180. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

            Gross unrealized appreciation                         $126,937,470
            Gross unrealized depreciation                             (764,530)
                                                                  ------------
               Net unrealized appreciation                        $126,172,940
                                                                  ============

      (d) Foreign security values are stated in U.S. dollars. As of December 31, 2006, the value of foreign securities represented 0.1% of net assets.

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

                Schedule of Investments - Clearwater Growth Fund

                                December 31, 2006

                Clearwater Growth Fund Portfolio Diversification
                         (as a percentage of net assets)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary           12%
Consumer Staples                  8%
Energy                            9%
Financials                       22%
Healthcare                       12%
Industrials                      11%
Information Technology           15%
Materials                         4%
Telecom                           4%
Utilities                         4%

   Cash equivalents and other assets/liabilities represent (1)% of net assets.

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

               Schedule of Investments - Clearwater Small Cap Fund

                                December 31, 2006

                                                                                                       Percent
                                                                                          Fair           of
      Shares                            Security                           Cost         value (a)    net assets
-----------------   ------------------------------------------------   ------------   ------------   ----------
   Common stocks:

   Consumer discretionary:
           22,000   ACCO BRANDS CORP (b)                               $    428,155        582,340
           43,521   CACHE INC (b)                                           856,137      1,098,470
           89,470   CHARLOTTE RUSSE HLDG INC (b)                          1,508,905      2,751,203
          104,500   COMMERCIAL VEH GROUP INC (b)                          2,200,300      2,278,100
           20,300   GAMESTOP CORP NEW (b)                                   893,540      1,118,733
           10,900   GAYLORD ENTMT CO NEW (b)                                430,214        555,137
           60,200   GENESCO INC (b)                                       1,736,959      2,245,460
           20,000   HANESBRANDS INC (b)                                     460,247        472,400
           17,000   IDEARC INC (b)                                          483,352        487,050
          114,050   NEW YORK & CO INC (b)                                 1,576,510      1,491,774
           12,900   ORIENT EXPRESS HOTELS LTD                               441,491        610,428
           53,150   OXFORD INDS INC                                       2,198,330      2,638,898
           31,128   RC2 CORP (b)                                            890,721      1,369,632
           31,650   RETAIL VENTURES INC (b)                                 487,494        602,616
           90,200   RUSH ENTERPRISES INC (b)                              1,139,465      1,423,356
           61,600   RUSH ENTERPRISES INC (b)                                833,107      1,042,272
          161,500   STAGE STORES INC                                      3,646,171      4,907,985
           87,500   SYNTAX BRILLIAN CORP (b)                                370,654        751,625
           27,850   TRIARC COS INC                                          431,138        605,459
           18,350   TUPPERWARE BRANDS CORP                                  393,382        414,894
           11,850   VAIL RESORTS INC (b)                                    430,566        531,117
           16,250   WABTEC                                                  431,366        493,675
           16,000   WYNDHAM WORLDWIDE CORP (b)                              465,512        512,320
                                                                       ------------   ------------
                                                                         22,733,716     28,984,943        11.42%
   Consumer staples:
           80,250   ELIZABETH ARDEN INC (b)                               1,492,717      1,528,763
           16,350   FLOWERS FOODS INC                                       454,333        441,287
           56,000   SALLY BEAUTY HLDGS INC                                  479,440        436,800
                                                                       ------------   ------------
                                                                          2,426,490      2,406,849         0.95%
   Energy:
          216,000   BOOTS & COOTS INTL WELL CTL (b)                         237,361        483,840
           12,450   CIMAREX ENERGY CO                                       496,824        454,425
           15,400   COMSTOCK RES INC (b)                                    455,117        478,324
           35,750   DENBURY RES INC (b)                                     282,202        993,493
            8,000   EXCO RES INC (b)                                        135,407        135,280
           28,500   FOREST OIL CORP (b)                                     630,283        931,380
           13,000   GMX RES INC (b)                                         365,497        461,500
           15,000   GOODRICH PETE CORP (b)                                  480,785        542,700
           36,500   GULF IS FABRICATION INC                                 920,326      1,346,850
          116,450   OIL STATES INTL INC (b)                               2,667,606      3,753,184
          151,100   PIONEER DRILLING CO (b)                               2,057,051      2,006,608
           11,000   PLAINS EXPL & PRODTN CO (b)                             489,982        522,830
           71,150   SUPERIOR ENERGY SVCS INC (b)                            923,545      2,325,182
           62,500   T.G.C. INDUSTRIES INC (b)                               725,049        525,000
           10,000   WHITING PETE CORP NEW (b)                               450,054        466,000
           28,500   WILLBROS GROUP INC (b)                                  484,446        538,650
                                                                       ------------   ------------
                                                                         11,801,536     15,965,245         6.29%
   Financials:
           50,000   AMERICAN EQUITY INVT LIFE                               544,009        651,500
          207,130   ANWORTH MTG ASSET CORP  1                             1,626,499      1,969,806
           24,500   BANCTRUST FINL GROUP INC                                507,275        625,240
           28,000   BANKFINANCIAL CORP                                      479,878        498,680
           58,450   BANKUNITED FINL CORP                                  1,447,250      1,634,262
           43,000   BEVERLY HILLS BANCORP DE                                420,765        356,470
           32,950   BOSTON PRIVATE FINL HLDGS INC                           822,061        929,520
           17,800   CITIZENS FIRST BANCORP INC                              431,440        547,172
           59,290   COMPUCREDIT CORP (b)                                  1,830,746      2,360,335
           22,250   CONSECO INC (b)                                         481,015        444,555
          355,550   EAGLE HOSPITALITY PPTYS TR INC                        3,020,364      3,263,949
           32,950   EASTERN INS HLDGS INC (b)                               431,677        479,752
          194,610   ENCORE CAP GROUP INC (b)                              2,923,556      2,452,086
           16,150   FIRST CMNTY BANCORP CALIF                               479,061        844,161
           19,000   GRAMERCY CAP CORP                                       400,494        586,910
           28,547   HOME FED BANCORP INC DEL                                425,450        489,867
           43,089   IRWIN FINL CORP                                         922,092        975,104

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

               Schedule of Investments - Clearwater Small Cap Fund

                                December 31, 2006

                                                                                                       Percent
                                                                                          Fair           of
      Shares                            Security                           Cost         value (a)    net assets
-----------------   ------------------------------------------------   ------------   ------------   ----------
           30,000   JEFFERSON BANCSHARES INC TENN                      $    394,500        390,600
           19,550   JEFFRIES GROUP INC NEW                                  501,853        524,331
           53,750   KOHLBERG CAP CORP (b)                                   827,383        929,875
          227,280   MFA MTG INVTS INC                                     1,708,874      1,747,783
           21,900   NATIONAL RETAIL PPTYS INC                               505,515        502,605
           19,500   NYMAGIC INC                                             499,688        713,700
           44,350   ONE LIBRTY PROPERTIES INC                               658,729      1,114,516
          150,950   PATRIOT CAP FDG INC                                   1,909,340      2,187,266
           31,650   PHOENIX COS INC NEW                                     432,240        502,919
           28,250   PROVIDENT BANKSHARES CORP                               838,266      1,005,700
           20,500   REINSURANCE GROUP AMER INC                              607,149      1,141,850
          146,704   SEABRIGHT INS HLDGS INC (b)                           2,232,909      2,642,139
           56,450   SOUTH FINL GROUP INC                                  1,498,610      1,501,006
           47,250   SOUTHERN CT BANCORP INC (b)                             382,861        337,838
           15,000   TIERONE CORP                                            505,530        474,150
           43,200   WASHINGTON FED INC                                    1,004,219      1,016,496
          119,150   IPC HOLDINGS LTD BERMUDA (d)                          3,317,677      3,747,268
                                                                       ------------   ------------
                                                                         35,018,975     39,589,407        15.60%
   Healthcare:
           34,700   AMERIGROUP CORP (b)                                     643,232      1,245,383
          205,250   ANGIOTECH PHARMACEUTICALS INC (b)                     2,839,590      1,686,129
           84,000   CARDIAC SCIENCE CORP NEW (b)                            780,044        677,880
          142,375   CENTENE CORP DEL (b)                                  2,241,859      3,498,154
          398,650   DRAXIS HEALTH INC (b)                                 1,734,810      1,925,480
           65,000   FIVE STAR QUALITY CARE INC (b)                          548,025        724,750
           20,500   GENTIVA HEALTH SVCS INC (b)                             296,801        390,730
          455,950   HEALTHTRONICS INC (b)                                 3,758,977      3,036,627
          803,050   HOOPER HOLMES INC                                     2,935,060      2,658,096
           60,150   KINDRED HEALTHCARE INC (b)                            1,596,296      1,518,788
           18,750   LIFECORE BIOMEDICAL INC (b)                             189,635        334,313
          145,921   MATRIXX INITIATIVES INC (b)                           2,275,445      2,324,522
          100,300   PERRIGO CO                                            1,415,846      1,735,190
          131,450   REHABCARE GROUP INC (b)                               2,461,943      1,952,033
          172,800   SALIX PHARMACEUTICALS LTD (b)                         2,837,477      2,102,976
          125,400   SCIELE PHARMA INC (b)                                 2,393,777      3,009,600
           52,000   SUNLINK HEALTH SYS INC (b)                              460,977        364,000
           16,923   SYNERGETICS USA INC (b)                                  70,392         73,954
           20,000   SYNERON MEDICAL LTD (b)                                 485,228        542,600
                                                                       ------------   ------------
                                                                         29,965,415     29,801,201        11.74%
   Industrials:
           20,750   ADESA INC                                               430,483        575,813
           22,900   ALAMO GROUP INC                                         437,833        537,234
           14,950   AMERICAN RAILCAR INDS INC                               433,165        508,898
           40,550   ARMOR HLDGS INC (b)                                   1,720,829      2,224,168
           45,850   BELDEN CDT INC                                        1,018,994      1,792,277
          175,350   BISYS GROUP INC (b)                                   2,376,828      2,263,769
           26,750   BRISTOW GROUP INC (b)                                   918,732        965,408
           11,000   BUCYRUS INTL INC NEW                                    533,193        569,360
           18,500   CHICAGO BRDG & IRON CO N V                              477,116        505,790
           22,250   COVANTA HLDG CORP (b)                                   429,012        490,390
          132,750   COVENANT TRANS INC (b)                                1,991,178      1,513,350
           42,000   ENNIS INC                                               786,726      1,027,320
           13,850   ENPRO INDS INC (b)                                      429,513        459,959
            8,400   FLOWSERVE CORP (b)                                      428,469        423,948
           23,500   FOSTER L B CO (b)                                       542,920        608,885
           11,450   FOSTER WHEELER LTD (b)                                  470,472        631,353
          278,300   FRONTIER AIRLS HLDGS INC (b)                          2,554,019      2,059,420
           19,950   GENESEE & WYO INC (b)                                   502,922        523,488
          188,200   GRIFFON CORP (b)                                      3,871,468      4,799,100
           64,000   GSI GROUP INC (b)                                       611,522        620,160
           33,971   HARDINGE INC                                            375,380        511,603
           65,100   ICT GROUP INC (b)                                     1,525,444      2,056,509
           13,300   JOY GLOBAL INC                                          515,967        642,922
           16,550   KANSAS CITY SOUTHERN (b)                                431,041        479,619
           53,050   LADISH COMPANY INC (b)                                1,544,360      1,967,094
          116,350   LAMSON & SESSIONS CO (b)                              2,862,938      2,822,651
           85,350   MASTEC INC (b)                                        1,007,500        984,939
           10,100   MCDERMOTT INTL INC (b)                                  481,195        513,686

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

               Schedule of Investments - Clearwater Small Cap Fund

                                December 31, 2006

                                                                                                       Percent
                                                                                          Fair           of
      Shares                            Security                           Cost         value (a)    net assets
-----------------   ------------------------------------------------   ------------   ------------   ----------
           89,800   MILLER INDS INC TENN (b)                           $  1,314,413      2,155,200
           31,500   MUELLER WTR PRODS INC                                   505,259        468,405
          408,800   NAVIOS MARITIME HOLDINGS INC                          2,319,571      2,195,256
          104,817   P A M TRANSN SVCS INC (b)                             2,007,305      2,308,070
           81,500   PACER INTL INC TN                                     1,655,218      2,426,255
          110,750   PERINI CORP (b)                                       1,661,263      3,408,885
           27,000   REGAL BELOIT CORP                                       877,634      1,417,770
           11,800   TEREX CORP NEW (b)                                      500,395        762,044
           10,650   THOMAS & BETTS CORP (b)                                 497,587        503,532
           15,000   TIMKEN CO                                               485,531        437,700
           16,300   WRIGHT EXPRESS CORP (b)                                 441,181        508,071
                                                                       ------------   ------------
                                                                         41,974,575     49,670,299        19.56%
   Information technology:
           63,350   ADC TELECOMMUNICATIONS INC (b)                          939,733        920,476
          188,310   ALADDIN KNOWLEDGE SYSTEM LTD (b)                      3,233,810      3,670,162
           33,100   ALTIRIS INC (b)                                         696,942        840,078
           50,000   ANADIGICS INC (b)                                       404,680        443,000
           26,350   ANALOGIC CORP                                         1,144,861      1,479,289
          145,700   ANDREW CORP (b)                                       1,580,502      1,490,511
           22,500   APPLIX INC (b)                                          142,405        255,375
          104,450   ARRIS GROUP INC (b)                                     805,164      1,306,670
           25,350   ATHEROS COMMUNICATIONS INC (b)                          424,785        540,462
           59,900   AVOCENT CORP (b)                                      1,906,401      2,027,615
           96,358   BROOKS AUTOMATION INC NEW (b)                         1,323,348      1,387,555
           56,500   CASCADE MICROTECH INC (b)                               740,734        740,150
           28,000   DIGI INTL INC (b)                                       308,422        386,120
           68,200   DSP GROUP INC (b)                                     1,419,676      1,479,940
           32,500   EMAGEON INC (b)                                         490,792        499,200
          189,600   ENTEGRIS INC (b)                                      1,897,498      2,051,472
           64,500   EPICOR SOFTWARE CORP (b)                                802,358        871,395
           80,000   EXFO ELECTRO OPTICAL ENGR INC (b)                       445,737        449,600
           31,800   GERBER SCIENTIFIC INC (b)                               315,282        399,408
          158,959   INTEGRATED DEVICE TECHNOLOGY (b)                      1,726,129      2,460,685
           64,650   INTEVAC INC (b)                                       1,176,919      1,677,668
          381,400   LIONBRIDGE TECHNOLOGIES INC (b)                       2,456,221      2,456,216
           70,874   MICROTUNE INC DEL (b)                                   310,431        333,108
           40,000   MOLDFLOW CORP (b)                                       534,212        555,600
          104,350   MPS GROUP INC (b)                                       755,583      1,479,683
           64,550   NETGEAR INC (b)                                       1,102,098      1,694,438
           37,500   PACKETEER INC (b)                                       354,411        510,000
          190,300   QUOVADX INC (b)                                         301,873        536,646
           55,000   RADYNE COMSTREAM INC (b)                                557,383        590,700
          135,990   RUDOLPH TECHNOLOGIES INC (b)                          2,149,503      2,164,961
           75,050   SAFENET INC (b)                                       1,453,641      1,796,697
          181,800   SEMITOOL INC (b)                                      1,793,116      2,419,758
           80,000   SILICON MOTION TECHNOLOGY CORP (b)(d)                 1,197,289      1,269,600
          455,050   SKYWORKS SOLUTIONS INC (b)                            2,385,181      3,221,754
           90,000   SYMMETRICOM INC (b)                                     768,739        802,800
          252,524   SYPRIS SOLUTIONS INC                                  2,640,214      1,755,042
          130,850   TRIDENT MICROSYSTEMS INC (b)                          2,248,201      2,378,853
           67,650   VIASAT INC (b)                                        1,243,258      2,016,647
          131,550   WEBSIDESTORY INC (b)                                  1,703,539      1,665,423
           25,000   ZYGO CORP (b)                                           324,588        411,250
                                                                       ------------   ------------
                                                                         46,205,659     53,436,004        21.04%
   Materials:
           37,300   AIRGAS INC                                            1,086,590      1,511,396
            8,550   ALLEGHENY TECHNOLOGIES INC                              515,336        775,314
           30,000   ALPHA NAT RES INC (b)                                   524,404        426,900
           69,350   AMERICAN VANGUARD CORP                                1,100,789      1,102,665
           81,650   CASTLE A M CO                                         2,236,213      2,077,993
           50,600   CENTURY ALUM CO (b)                                   1,810,837      2,259,290
           41,650   CLEVELAND CLIFFS INC                                  1,640,715      2,017,526
           72,400   COMMERCIAL METALS CO                                  1,043,652      1,867,920
           19,550   COMMERCIAL METALS CO                                    449,482        504,390
           76,100   COMPASS MINERALS INTL INC                             2,291,442      2,401,716
            9,650   DELTIC TIMBER CORP                                      458,357        538,277
           24,200   EAGLE MATLS INC                                         946,329      1,046,166
           13,300   FOUNDATION COAL HLDGS INC                               511,807        422,408

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

               Schedule of Investments - Clearwater Small Cap Fund

                                December 31, 2006

                                                                                                      Percent
                                                                                          Fair           of
      Shares                            Security                           Cost         value (a)    net assets
-----------------   ------------------------------------------------   ------------   ------------   ----------
           29,800   NORTHWEST PIPE CO (b)                              $    652,535      1,001,876
           21,750   TEXAS INDS INC                                        1,185,696      1,397,003
           15,650   TEXAS INDS INC                                          870,890      1,005,200
           32,200   TITANIUM METALS CORP (b)                                259,439        950,222
           33,800   UNIVERSAL STAINLESS & ALLOY PR (b)                      582,319      1,131,624
                                                                       ------------   ------------
                                                                         18,166,831     22,437,885         8.84%
   Utilities:
           11,900   ALLEGHENY ENERGY INC (b)                                500,010        546,329
           10,350   ALLETE INC                                              478,553        481,689
           17,400   CLECO CORP NEW                                          430,052        439,002
           46,400   GREAT PLAINS ENERGY INC                               1,158,407      1,475,520
          102,262   MDU RES GROUP INC                                     1,313,442      2,621,998
           45,500   ONEOK INC NEW                                           934,250      1,961,960
           41,000   PETROHAWK ENERGY CORP (b)                               461,464        471,500
           17,500   PORTLAND GEN ELEC CO                                    488,955        476,875
          192,600   SEMCO ENERGY INC (b)                                  1,103,051      1,174,860
           18,050   WESTSTAR ENERGY INC                                     430,501        468,578
                                                                       ------------   ------------
                                                                          7,298,685     10,118,311         3.99%
   Rights/Warrants:
     Industrials:
          291,350   NAVIOS MARITIME HOLDINGS INC (b)                         29,160        326,312
                                                                       ------------   ------------
                                                                             29,160        326,312         0.13%
   Corporate Bonds:
     Healthcare:
           52,871   DEL GLOBAL TECHNOLOGIES CORP (b)(f)
                       MATURING MARCH 28, 2007, ZERO
                          COUPON, 6.000%  (e)                                36,113         40,713
                                                                       ------------   ------------
                                                                             36,113         40,713         0.02%
Cash equivalents:
       10,603,341   SSGA MONEY MARKET FUND, CURRENT RATE 4.99%           10,603,341     10,603,341         4.18%
                                                                       ------------   ------------   ----------
                       Grand Total (c)                                 $226,260,495    263,380,508       103.76%
                                                                       ============   ============   ==========

Notes to Investments in Securities

      (a)   Securities  are valued in accordance  with  procedures  described in note 2 to the financial statements.

      (b) Currently non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

      (c) At December 31, 2006, the cost for Federal income tax purposes was $226,260,495. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

            Gross unrealized appreciation                          $ 44,634,915
            Gross unrealized depreciation                            (7,514,902)
               Net unrealized appreciation                         ------------
                                                                   $ 37,120,013
                                                                   ============

      (d) Foreign security values are stated in U.S. dollars. As of December 31, 2006, the value of foreign securities represented 1.98% of net assets.

      (e) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

      (f) This security is being fair-valued according to procedures adopted by the Board of Trustees.

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

               Schedule of Investments - Clearwater Small Cap Fund

                                December 31, 2006

               Clearwater Small Cap Fund Portfolio Diversification
                         (as a percentage of net assets)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Financials                                              16%
Healthcare                                              12%
Industrials                                             20%
Information Technology                                  21%
Materials                                                9%
Utilities                                                4%
Consumer Discretionary                                  11%
Consumer Staples                                         1%
Energy                                                   6%

Cash equivalents and other assets/liabilities represent less than 1% of net assests.

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

            Schedule of Investments - Clearwater Tax-Exempt Bond Fund

                                December 31, 2006

                                                                                                           Percent
                                                   Maturity     Coupon                        Market         of
Par/Shares                Security                   date        rate         Cost          value (a)    net assets
----------   ----------------------------------   ----------   -------   --------------   ------------   ----------
             Closed-end funds:
     1,300      BLACKROCK INSD MUN 2008                                  $       20,579         20,189
    10,300      COLONIAL INSD MUN FD                                            136,221        138,432
    54,600      DWS MUN INCOME TR                                               595,762        604,968
     1,100      EATON VANCE INSD MI MUN BD FD                                    15,510         15,796
    42,000      MBIA CAP CLAYMORE MANAGED                                       541,274        541,800
    42,000      NUVEEN FLA INVT QUALITY MUN FD                                  573,977        580,020
    63,600      NUVEEN FLA QUALITY INCOME MUN                                   877,066        880,224
    12,000      NUVEEN PREMIER INC                                              164,327        166,200
    79,900      SELIGMAN SELECT MUN FD INC                                      799,499        809,387
     6,300      VAN KAMPEN MERITT MUN OPPORT                                     94,949         96,831
     8,000      VAN KAMPEN MERRITT ADVANTAGE                                    106,434        108,800
       100      VAN KAMPEN MERRITT TR INVT                                        1,441          1,542
    35,100      VAN KAMPEN MERRITT TR INVT                                      525,717        528,255
                                                                         --------------   ------------
                                                                              4,452,756      4,492,444      1.58%

             Municipal bonds:
   950,000      ABILENE TX HLTH FACS DEV CORP     11/15/2028    5.2500   $      950,047        951,121
   500,000      AGUA CAIENTE BAND                   7/1/2008    4.6000          502,480        502,930
   200,000      ALABAMA SPL CARE FACS FING         11/1/2019    5.0000          210,738        207,532
 1,250,000      ALABAMA ST UNIV REV                 8/1/2028    5.2500        1,303,686      1,364,538
   995,000      ALASKA ST HSG FIN CORP (c)         12/1/2017    6.2390          510,295        526,385
   300,000      ALBANY NY INDL DEV AGY CIVIC        5/1/2016    6.5000          300,000        304,683
   500,000      ALEXANDRIA VA REDEV & HSG AUTH     10/1/2029    6.1250          529,380        525,640
   400,000      ALLEGHENY CNTY PA HOSP DEV          4/1/2007    3.1000          399,652        398,920
   300,000      ALLEGHENY CNTY PA HOSP DEV          4/1/2008    3.3000          298,367        296,694
   340,000      ALLEGHENY CNTY PA HOSP DEV          4/1/2009    3.5000          336,382        334,733
   350,000      ALLEGHENY CNTY PA HOSP DEV          4/1/2010    3.8750          344,499        346,084
   500,000      ARBOR GREENE CMNTY DEV DIST FL      5/1/2019    5.0000          510,605        526,595
   500,000      ARIZONA HEALTH FACS AUTH           10/1/2010    4.7500          500,000        499,760
   800,000      ARIZONA HEALTH FACS AUTH REV      11/15/2009    6.5000          800,000        830,520
 1,750,000      ARLINGTON TX SPL OBLIG             8/15/2034    5.0000        1,884,721      1,842,593
   600,000      ATLANTA GA DEV AUTH REV             1/1/2031    5.0000          614,751        616,932
   900,000      ATLANTA GA TAX ALLOCATION           1/1/2020    5.4000          893,872        930,672
   375,000      AUSTIN TX                           1/1/2009    6.0000          384,633        384,045
 1,005,000      AUSTIN TX CONV ENTERPRISES          1/1/2023    6.0000        1,058,174      1,090,124
    15,000      AUSTIN TX CONVENTION ENTERPRIS      1/1/2016    6.3750           14,805         16,298
    50,000      AUSTIN TX UTIL SYS REV             5/15/2018    5.2500           50,126         50,059
   500,000      AUSTIN TX WTR & WASTEWATER SYS     5/15/2027    5.1250          517,111        522,770
   400,000      AVE MARIA STEWARDSHIP CMNTY        11/1/2012    4.8000          399,502        399,188
   735,000      BADGER TOB ASSET SECURITIZATIO      6/1/2017    6.0000          766,681        790,787
   290,000      BADGER TOB ASSET SECURITIZATIO      6/1/2027    6.1250          291,966        313,307
    50,000      BAY AREA GOVT ASSOC CA REV        12/15/2014    6.0000           51,558         50,545
   570,000      BEDFORD PARK IL TAX INCREMENT       1/1/2012    4.6250          567,487        566,609
   500,000      BELMONT CMNTY DEV DIST FL          11/1/2014    5.1250          499,178        506,405
   155,000      BENTON HARBOR MI CHARTER            5/1/2009   10.0000          155,000        154,374
   500,000      BERKELEY CNTY S C SCH DIST INS     12/1/2019    5.2500          523,066        527,395
   750,000      BERKELEY CNTY SC SCH DIST          12/1/2020    5.0000          761,217        789,848
   550,000      BEVERLY HILLS CA PUB FIN AUTH       6/1/2023    5.0000          553,969        562,293
 1,250,000      BEXAR CNTY TX HLTH FACS DEVCP     11/15/2023    6.1000        1,306,440      1,318,950
   300,000      BEXAR CNTY TX HLTH FACS DEVCP       7/1/2027    5.0000          310,635        309,783
   250,000      BEXAR CNTY TX HSG FIN CORP         12/1/2021    6.5000          270,692        269,468
   515,000      BEXAR CNTY TX HSG FIN CORP MF      9/15/2021    8.7500          515,000        541,868
   840,000      BEXAR CNTY TX HSG FIN CORP MF       4/1/2030    9.0000          837,566        824,964
   610,000      BEXAR CNTY TX HSG FIN CORP MF       8/1/2030    8.1250          587,584        619,187
 1,020,000      BEXAR CNTY TX HSG FIN CORP MF       6/1/2031   10.5000        1,020,000      1,016,705
 1,025,000      BEXAR CNTY TX HSG FIN CORP MF      12/1/2036    9.2500          999,572      1,066,923
   665,000      BEXAR CNTY TX REV                  8/15/2022    5.7500          703,889        701,030
   500,000      BIRMINGHAM SOUTHERN COLLEGE AL     12/1/2019    5.3500          505,874        504,770
   140,000      BIRMINGHAM SOUTHERN COLLEGE AL     12/1/2025    6.1250          142,983        142,485
   250,000      BLUE ASH OH TAX INCREMENT          12/1/2021    5.0000          253,590        255,060
   500,000      BOONE CNTY IND REDEV DIST TAX       8/1/2023    5.3750          506,531        534,825
   750,000      BOONE CNTY IND REDEV DIST TAX       8/1/2028    5.0000          740,220        775,665
   750,000      BRAZOS CNTY TX HEALTH FAC DEV       1/1/2032    5.3750          773,380        791,820
   650,000      BREMER CNTY IA RETIREMENT FAC     11/15/2030    4.5000          650,000        649,565
   550,000      BRIDGEVILLE DEL SPL OBLIG           7/1/2035    5.1250          550,000        556,996
   250,000      BROADVIEW IL TAX INCREMENT          7/1/2007    5.0000          250,667        250,798
   125,000      BROWNSVILLE TX (c)                 2/15/2011    4.8870          101,431         96,409
   165,000      BULLHEAD CITY AZ SPL ASSMT          1/1/2010    6.1000          165,876        166,610
   200,000      CALEXICO CA CMNTY REDEV AGY         8/1/2026    5.3750          208,115        210,056

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

            Schedule of Investments - Clearwater Tax-Exempt Bond Fund

                                December 31, 2006

                                                                                                           Percent
                                                   Maturity     Coupon                        Market         of
Par/Shares                Security                   date        rate         Cost          value (a)    net assets
----------   ----------------------------------   ----------   -------   --------------   ------------   ----------
   100,000   CALIFORNIA CMNTYS HSG FIN AGY          8/1/2011    5.0000   $       99,651        100,307
   405,000   CALIFORNIA CMNTYS HSG FIN AGY         10/1/2011    5.0000          404,269        406,284
   290,000   CALIFORNIA CMNTYS HSG FIN AGY         12/1/2011    5.0000          289,461        290,948
   160,000   CALIFORNIA CMNTYS HSG FIN AGY          8/1/2012    4.6500          159,343        160,590
   360,000   CALIFORNIA CMNTYS HSG FIN AGY         11/1/2012    4.8500          358,472        361,372
   195,000   CALIFORNIA CNTY                        6/1/2023    5.6250          186,248        197,239
   500,000   CALIFORNIA CNTY CALIF TOB              6/1/2019    4.7500          482,911        503,615
   500,000   CALIFORNIA HEALTH FACS FING            4/1/2010    5.3000          516,391        517,695
   500,000   CALIFORNIA HEALTH FACS FING            8/1/2027    5.1250          521,072        513,465
   500,000   CALIFORNIA MUN FIN AUTH ED REV         6/1/2026    5.2500          508,762        524,410
    40,000   CALIFORNIA ST                         10/1/2020    5.2500           41,136         40,353
   500,000   CALIFORNIA ST DEPT WTR RES             7/1/2022    5.2500          505,399        516,500
   275,000   CALIFORNIA ST DEPT WTR RES            12/1/2022    5.0000          277,190        280,459
   120,000   CALIFORNIA ST DEPT WTR RES CEN        12/1/2027    5.3750          125,556        121,946
   375,000   CALIFORNIA ST PUB WKS LEASE            6/1/2021    5.5000          382,644        375,334
   350,000   CALIFORNIA ST PUB WKS LEASE            6/1/2023    5.0000          351,214        350,179
   200,000   CALIFORNIA STATEWIDE CMNTYS            1/1/2012    5.6250          200,000        200,124
   750,000   CALIFORNIA STATEWIDE CMNTYS            3/1/2035    5.0000          757,630        776,033
   500,000   CAMERON TX ED CORP REV                8/15/2021    5.0000          495,379        519,530
   500,000   CAPE GIRARDEAU CNTY MO INDL            6/1/2032    5.7500          519,463        526,930
   750,000   CAPITAL TR AGY FL MULTIFAMILY          6/1/2038    5.8750          763,832        770,753
   500,000   CAPITAL TR AGY FL REV                 10/1/2033    8.9500          500,000        614,495
   500,000   CAPITAL TR AGY FLA MULTIFAMILY         6/1/2013    4.7500          500,000        488,495
 1,470,015   CARLSBAD NM INDL DEV REV              4/15/2021    5.7500        1,517,319      1,560,656
   210,000   CARSON CITY NV HOSP REV                9/1/2031    5.7500          219,094        222,058
   330,000   CARTHAGE MO HOSP REV                   4/1/2007    4.0000          330,000        329,934
   750,000   CARTHAGE MO HOSP REV                   4/1/2010    4.5000          735,554        737,550
 1,130,000   CENTRAL FALLS RI DETENTION FAC        1/15/2009    6.0000        1,130,000      1,140,419
   165,000   CHARLESTON CNTY SC HOSP FACS          10/1/2019    5.5000          170,773        165,018
   400,000   CHARTIERS VALLEY PA INDL              8/15/2012    5.0000          397,080        405,256
   500,000   CHATHAM CNTY GA HOSP AUTH REV          1/1/2034    5.5000          521,747        533,315
   500,000   CHEROKEE NATION OK HLTHCARE           12/1/2021    4.6000          500,000        500,020
   250,000   CHESTERFIELD CNTY VA INDL DEV          6/1/2017    5.8750          257,264        269,715
   450,000   CHESTERFIELD CNTY VA INDL DEV          7/1/2019    5.2000          410,498        465,341
   330,000   CHICAGO IL                             1/1/2025    5.1250          339,462        333,604
   750,000   CHICAGO IL BRD ED                     12/1/2030    5.2500          780,948        773,880
    40,000   CHICAGO IL MET HSG DEV CORP            7/1/2022    6.8500           41,312         41,040
 1,000,000   CHICAGO IL TAX INCREMENT              12/1/2008    6.5000          988,951      1,036,110
   500,000   CITIZEN POTAWATOMI NATION OK           9/1/2016    6.5000          500,000        531,290
   500,000   CLEVELAND CUYAHOGA CNTY OH            5/15/2023    5.2500          500,000        514,900
   275,000   COLORADO EDL & CULTURAL FACS          6/15/2012    4.6250          270,459        267,432
   400,000   COLORADO EDL & CULTURAL FACS A        11/1/2007    4.5000          402,338        399,960
   295,000   COLORADO HEALTH FACS AUTH REV         12/1/2008    4.4000          293,391        296,643
   225,000   COLORADO HEALTH FACS AUTH REV         12/1/2010    6.2500          227,093        237,029
   350,000   COLORADO HEALTH FACS AUTH REV         12/1/2010    6.2500          353,256        369,299
 1,000,000   COLORADO HEALTH FACS AUTH REV         9/15/2023    5.7000        1,032,925      1,046,690
   500,000   COLORADO HEALTH FACS AUTH REV          3/1/2025    5.0000          495,329        516,905
   750,000   COLORADO HEALTH FACS AUTH REV        11/15/2029    5.1250          782,400        790,380
   295,000   CONCORDE ESTATES CMNTY DEV DIS         5/1/2011    5.0000          293,855        294,923
   250,000   CONNECTICUT ST                         7/1/2025    5.0000          254,977        263,723
   590,000   CONNECTICUT ST DEV AUTH POLLTN         9/1/2028    5.8500          622,095        620,544
 1,250,000   CONNECTICUT ST DEV AUTH POLLTN         9/1/2028    5.8500        1,325,400      1,314,713
   350,000   COOLIDGE AZ UNI SCH DIST              10/1/2010    4.1500          348,794        346,682
   250,000   CORALVILLE IA                          6/1/2018    5.0000          247,842        261,323
   645,000   CORTLAND IL SPL TAX REV                3/1/2017    5.5000          638,841        653,017
   500,000   COW CREEK BAND UMPQUA TRIBE            5/1/2035    5.0000          500,000        500,780
 1,070,000   CROW FIN AUTH MINN TRIBAL PUR         10/1/2017    5.6500        1,013,948      1,106,615
   400,000   DADE CNTY FL HLTH FAC HOSP REV        5/15/2021    5.2500          405,381        400,412
   490,000   DALLAS TX HSG FIN CORP               10/20/2032    6.7500          505,900        524,530
   750,000   DAYTON OH SPL FACS REV                 2/1/2018    5.6250          800,023        778,140
   300,000   DECATUR TX HOSP AUTH HOSP REV          9/1/2007    4.1250          300,000        298,191
   215,000   DELAWARE CNTY PA AUTH HOSP REV       12/15/2020    5.3000          222,478        215,114
   750,000   DENVER CO CONVENTION CTR              12/1/2026    5.1250          784,977        808,350
   500,000   DENVER COLO CONVENTION CTR            12/1/2030    5.0000          513,369        532,560
   155,000   DESLOGE MO TAX INCREMENT REV          4/15/2007    4.0000          155,054        154,688
   585,000   DETROIT CMNTY HIGH SCH MI             11/1/2010    5.0000          585,000        575,652
   500,000   DETROIT LAKES MN HSG & HEALTH          8/1/2034    4.2500          500,000        501,380
 1,250,000   DIRECTOR ST NV DEPT BUSINESS         11/15/2014    6.0000        1,234,514      1,259,950
    55,000   DOUBLE BRANCH CMNTY DEV DIST           5/1/2008    5.1250           54,940         55,036

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

            Schedule of Investments - Clearwater Tax-Exempt Bond Fund

                                December 31, 2006

                                                                                                           Percent
                                                   Maturity     Coupon                        Market         of
Par/Shares                Security                   date        rate         Cost          value (a)    net assets
----------   ----------------------------------   ----------   -------   --------------   ------------   ----------
   500,000   DURBIN CROSSING CMNTY DEV             11/1/2010    4.8750   $      499,508        497,205
   300,000   E470 PUB HWY AUTH CO REV               9/1/2026    5.0000          304,725        304,914
   305,000   EAGLE MOUNTAIN UT SPL ASSMT            2/1/2007    8.0000          305,000        306,003
 1,000,000   EAST POINT GA                          2/1/2026    8.0000        1,143,140      1,142,810
   800,000   EDEN PRAIRIE MN MLT FAM HSG           2/20/2043    6.2000          875,234        868,024
   440,000   EL PASO CNTY TEX HSG FIN CORP         12/1/2015    7.0000          440,000        440,022
   400,000   EL PASO TX HEALTH FACS DEV            8/15/2012    7.0000          400,000        430,412
   500,000   ERIE CNTY OH HOSP FACS REV            8/15/2013    6.0000          540,574        550,045
   500,000   ERNEST N MORIAL NEW ORLEANS LA        7/15/2028    5.2500          512,970        534,625
   500,000   ESTHERVILLE IA HOSP REV                7/1/2020    6.3000          510,249        536,005
   170,000   FARMINGTON NM POLLUTN CTL REV          4/1/2022    5.8000          173,701        170,071
   750,000   FARMS NEW KENT VA                      3/1/2036    5.1250          750,000        757,643
   615,000   FIDDLERS CREEK CMNTY DEV DIST          5/1/2013    5.7500          610,950        642,294
    15,000   FISHAWK CMNTY DEV DIST II             11/1/2007    5.0000           14,988         15,007
   700,000   FLORIDA HSG FIN CORP REV              10/1/2030    5.7500          734,968        735,735
   350,000   FLORIDA ST DIV BD FIN DEPT             7/1/2011    5.0000          365,620        355,835
 1,335,000   FOREST CREEK CMNTY DEV DIST            5/1/2011    4.8500        1,333,664      1,331,556
   500,000   FREEDOME WI SAN DIST                   6/1/2011    4.9000          502,476        504,310
   250,000   FULCO GA HOSP AUTH ANTIC CTFS        11/15/2028    5.0000          260,345        258,070
   300,000   FULTON CNTY PA INDL DEV AUTH           7/1/2009    5.3000          299,562        299,685
   330,000   FULTON CNTY PA INDL DEV AUTH           7/1/2011    5.3750          329,127        330,455
   325,000   GALVESTON CNTY TX HEALTH FACS         11/1/2014    5.0000          332,174        329,817
   500,000   GARDEN GROVE CA CTFS PARTN             8/1/2023    5.7000          513,755        500,860
   750,000   GARZA CNTY TX PUB FAC CORP            10/1/2011    5.0000          753,880        762,308
   500,000   GARZA CNTY TX PUB FAC CORP            10/1/2016    5.5000          514,203        531,580
   220,000   GATEWAY SVCS CMNTY DEV DIST FL         5/1/2010    5.5000          219,003        220,933
    20,000   GEORGIA MUN ELEC AUTH PWR REV (c)      1/1/2012    4.7430           15,542         14,856
   280,000   GEORGIA MUN ELEC AUTH PWR REV (c)      1/1/2012    5.5570          211,472        203,885
 1,750,000   GOLDEN ST TOB SECURITIZATION           6/1/2019    5.0000        1,819,577      1,801,170
 1,000,000   GOLDEN ST TOB SECURITIZATION (c)       6/1/2022    1.2940          819,587        875,490
   500,000   GREENVILLE CNTY S C SCH DIST          12/1/2028    5.0000          519,289        528,220
   585,000   GROVE CITY PA AREA HOSP AUTH           7/1/2012    5.2500          584,304        586,503
 1,000,000   HARRIS CNTY TX                        8/15/2035    5.2500        1,046,825      1,045,210
   300,000   HARRISBURG PA AUTH UNIV REV            9/1/2016    5.4000          300,000        303,243
 1,000,000   HARTLAND MI CONS SCH DIST              5/1/2029    5.1250        1,023,630      1,040,230
   500,000   HAWAII ST DEPT BUDGET & FIN          11/15/2009    6.7500          500,000        521,975
   315,000   HAYWARD CA CTFS PARTN                  8/1/2026    5.2500          323,120        318,487
   360,000   HEALTH CARE AUTH FOR BAPTIST H       11/15/2018    5.0000          373,300        375,743
 1,500,000   HENDERSON NV LOC IMPT DISTS            9/1/2010    4.5000        1,500,000      1,503,180
   250,000   HENRICO CNTY VA ECONOMIC DEV          10/1/2027    5.0000          255,821        257,673
   345,000   HERITAGE ISLE AT VIERA CMNTY          11/1/2009    5.0000          344,747        345,121
   500,000   HERITAGE ISLE AT VIERA CMNTY          11/1/2013    5.0000          498,763        496,880
   750,000   HIGHLANDS CNTY FL HEALTH FACS        11/15/2036    5.2500          769,186        799,658
 1,000,000   HIGHLANDS CNTY FL HEALTH REV         11/15/2030    5.0000        1,026,357      1,038,070
   775,000   HIGHLANDS CNTY FLA HEALTH FACS       11/15/2027    5.0000          791,086        806,233
   500,000   HIMALAYA WTR & SANTN DIST CO          12/1/2035    5.0000          513,783        519,865
   850,000   HOUSTON TX HLTH FACS DEV CORP         2/15/2023    7.0000          850,000        952,995
   250,000   HOUSTON TX HLTH FACS DEV CORP         2/15/2034    4.7500          250,000        250,073
   350,000   HOUSTON TX HLTH FACS DEV CORP         2/15/2034    5.0000          350,000        350,098
   750,000   HUNTSVILLE AL HEALTH CARE AUTH         6/1/2022    5.6250          788,049        806,738
   750,000   HUNTSVILLE AL HEALTH CARE AUTH         6/1/2032    5.7500          791,596        809,573
   120,000   IDAHO HEALTH FACS AUTH HOSP            8/1/2009    5.7500          120,684        122,417
   110,000   IDAHO HEALTH FACS AUTH HOSP            8/1/2010    6.0000          110,665        112,805
   245,000   IDAHO HSG & FIN ASSN                   8/1/2017    6.2500          245,000        246,485
   310,000   IDAHO HSG & FIN ASSN NON PROFI         8/1/2010    5.7500          310,000        311,225
 1,930,000   ILLINOIS DEV FIN AUTH POLLUTN          3/1/2014    5.5000        1,987,579      1,948,239
   170,000   ILLINOIS DEV FIN AUTH POLLUTN          2/1/2024    5.7000          174,506        172,322
 2,500,000   ILLINOIS DEV FIN AUTH POLLUTN         8/15/2026    5.9500        2,577,913      2,543,275
   250,000   ILLINOIS DEV FIN AUTH REV              7/1/2009    5.9000          253,394        254,520
 3,010,000   ILLINOIS DEV FIN AUTH REV              7/1/2019    6.0500        3,091,894      3,064,902
   250,000   ILLINOIS DEV FIN AUTH REV             5/15/2021    5.5000          260,353        257,403
   750,000   ILLINOIS EDL FACS AUTH                 7/1/2038    5.1250          765,971        770,490
   500,000   ILLINOIS FIN AUTH REV                 5/15/2012    5.1000          497,665        502,375
   650,000   ILLINOIS FIN AUTH REV                 5/15/2015    5.2500          660,986        662,890
   500,000   ILLINOIS FIN AUTH REV                11/15/2016    5.0000          515,722        515,630
   375,000   ILLINOIS FIN AUTH REV                  4/1/2026    5.0000          382,229        392,655
   610,000   ILLINOIS FIN AUTH REV                 8/15/2026    6.0000          626,156        646,551
   750,000   ILLINOIS FIN AUTH REV                11/15/2035    5.0000          750,000        750,428
   675,000   ILLINOIS FIN AUTH REV                  2/1/2037    5.2500          683,870        711,018

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

            Schedule of Investments - Clearwater Tax-Exempt Bond Fund

                                December 31, 2006

                                                                                                           Percent
                                                   Maturity     Coupon                        Market         of
Par/Shares                Security                   date        rate         Cost          value (a)    net assets
----------   ----------------------------------   ----------   -------   --------------   ------------   ----------
   500,000   ILLINOIS FIN AUTH REV                 2/15/2038    5.8750   $      506,323        526,845
   500,000   ILLINOIS FIN AUTH REV                 2/15/2038    5.4000          500,000        501,210
   250,000   ILLINOIS FIN AUTH REV                 5/15/2038    5.7500          257,501        261,005
   375,000   ILLINOIS FIN AUTH SPORTS FAC          12/1/2035    7.0000          369,248        385,245
   500,000   ILLINOIS FIN AUTH STUDENT HSG          6/1/2007    5.0000          503,783        501,615
   500,000   ILLINOIS FN AUTH REV                 11/15/2026    5.2500          515,621        516,115
 1,000,000   ILLINOIS HEALTH FACS AUTH REV        11/15/2019    7.0000        1,050,937      1,048,470
 2,400,000   ILLINOIS HEALTH FACS AUTH REV        11/15/2019    7.0000        2,522,775      2,516,328
 1,000,000   ILLINOIS HEALTH FACS AUTH REV         5/15/2032    5.5000        1,025,566      1,042,150
   500,000   ILLINOIS HLTH FACS AUTH REV           2/15/2019    6.0000          506,445        507,395
   160,000   ILLINOIS HSG DEV AUTH ELDERLY          1/1/2007    6.6250          160,007        160,011
   250,000   ILLINOIS ST SALES TAX REV             6/15/2009    5.0000          254,176        250,250
   250,000   INDIANA HEALTH & EDL FAC FING        11/15/2025    5.2500          255,621        266,128
   250,000   INDIANA HEALTH & EDL FAC FING         2/15/2040    5.2500          255,815        264,760
   620,000   INDIANA HLTH FAC FING AUTH REV        8/15/2009    4.7500          594,031        621,866
   190,000   INDIANA HLTH FAC FING AUTH REV        8/15/2018    5.0000          169,516        190,859
   750,000   INDIANA HLTH FAC HOSP REV              8/1/2008    6.0000          757,648        767,483
   350,000   INDIANA HLTH FAC HOSP REV             2/15/2018    5.2500          358,574        359,041
   300,000   INDIANA HLTH FAC HOSP REV              1/1/2023    6.0000          312,070        300,417
   185,000   INDIANA ST DEV FIN AUTH POLLUT         3/1/2030    5.0000          186,014        185,137
   300,000   INDIANA TRANSN FIN AUTH HWY           12/1/2025    5.3750          315,216        316,833
   300,000   INTERCOMMUNITY HOSP AUTH CA CT        11/1/2019    5.2500          312,485        310,131
   200,000   INTERLOCKEN MT CIST CO               12/15/2019    5.7500          216,902        212,004
 2,500,000   INTERMEDIATE SCH DIST 287 MN          11/1/2032    5.2950        2,547,999      2,553,675
 1,000,000   INTERMEIDIATE SCH DIST 287 MN          1/1/2028    5.4600        1,022,514      1,046,740
   200,000   IOWA FIN AUTH RETIREMENT CMNTY       11/15/2009    4.2500          198,662        195,938
   200,000   IOWA FIN AUTH RETIREMENT CMNTY       11/15/2011    4.7500          197,854        197,212
   230,000   IOWA FIN AUTH SR HSG REV              11/1/2011    5.0000          230,000        230,161
   250,000   JEFFERSON PARISH LA FIN AUTH           6/1/2033    5.0000          264,140        264,815
   250,000   JOHNSON CITY TN HEALTH & EDL          2/15/2009    4.5000          248,741        249,818
   290,000   JOPLIN MO INDL DEV AUTH HEALTH        2/15/2008    4.0000          292,094        289,716
   300,000   JUBAN PARK CMNTY DEV DIST LA          10/1/2014    5.1500          300,000        301,632
 1,000,000   KENT HOSP FIN AUTH MICH REV            7/1/2035    6.0000        1,066,274      1,104,140
   700,000   KENTWOOD MI ECONOMIC DEV             11/15/2026    5.2500          710,892        723,121
 2,000,000   KERRVILLE TEX HEALTH FACS             8/15/2035    5.4500        2,017,774      2,018,060
   605,000   KERSHAW CNTY SC PUB SCHS              12/1/2025    5.0000          618,690        643,169
 1,500,000   KING CNTY WA                           1/1/2030    5.0000        1,509,270      1,528,455
   500,000   KNOX CNTY TENN HEALTH EDL & HSG        4/1/2029    5.6250          517,756        517,240
   370,000   KNOX CNTY TN HEALTH EDL & HSG          4/1/2024    5.6250          382,267        383,039
   500,000   KRONENWETTER WI REDEV AUTH             6/1/2008    4.8000          503,720        504,805
   750,000   LAKE ASHTON II CMNTY DEV DIST         11/1/2010    4.8750          750,930        745,808
   250,000   LAKE ASHTON II CMNTY DEV DIST         11/1/2011    5.0000          249,692        249,315
   500,000   LAKELAND FL HOSP SYS REV             11/15/2032    5.0000          513,448        517,515
   250,000   LANCASTER CNTY PA HOSP AUTH           11/1/2026    5.0000          262,148        261,963
   400,000   LANGSTON OK ECONOMIC DEV AUTH          5/1/2026    5.2500          414,786        424,052
   250,000   LEBANON CNTY PA HEALTH FACS          12/15/2008    4.0000          250,000        247,653
   350,000   LEE CNTY FL WTR & SWR REV             10/1/2027    5.0000          354,146        369,884
   300,000   LEWIS CNTY WA PUB HOSP DIST           12/1/2011    6.0000          302,034        300,453
   500,000   LEWISVILLE TX INDPT SCH DIST          8/15/2025    5.0000          511,385        522,415
   550,000   LOMBARD IL PUB FACS CORP               1/1/2030    5.5000          581,379        593,098
   500,000   LOMBARD IL PUB FACS CORP  REV          1/1/2015    6.3750          500,000        516,235
   300,000   LOMBARD ILL PUB FACS CORP              1/1/2025    5.5000          320,020        323,970
   100,000   LOS ANGELES CA CMNTY REDEV AGY         7/1/2007    4.8750          100,377        100,098
   400,000   LOUDOUN CNTY VA DEV INDL AUTH          8/1/2028    5.0000          400,000        405,048
   505,000   LOUISIANA LOC GOVT ENVIR FACS         6/20/2028    8.0000          505,000        505,045
   400,000   LOUISIANA PUB FACS AUTH REV           12/1/2015    6.5000          413,042        404,472
   270,000   LOUISIANA PUB FACS AUTH REV           5/15/2027    5.5000          273,459        287,474
   100,000   LOUISIANA PUB FACS AUTH REV            2/1/2028    5.0000          102,575        102,846
   115,000   LUBBOCK TX HLTH FACS DEV CORP         1/20/2010    5.0000          115,000        115,794
   205,000   LUBBOCK TX HLTH FACS DEV CORP         3/20/2012    5.0000          205,000        209,223
   250,000   LUBBOCK TX HLTH FACS DEV CORP          7/1/2019    5.2500          253,426        257,118
   250,000   LUBBOCK TX HLTH FACS DEV CORP          7/1/2023    5.0000          252,172        254,558
   350,000   LUCAS CNTY OH HEALTH CARE FAC         8/15/2015    6.3750          340,073        373,884
   500,000   LYNN MA WTR & SWR COMN GEN REV        12/1/2032    5.0000          505,780        529,025
   750,000   LYONS CO REV                         11/30/2016    4.7500          759,130        757,365
   485,000   MADISON CNTY FL REV                    7/1/2025    6.0000          477,009        503,197
 1,000,000   MALTA ILL TAX INCREMENT REV          12/30/2025    5.7500        1,000,000      1,005,860
   500,000   MANCHESTER N H HSG & REDEV  (c)        1/1/2020    5.2480          251,411        280,650
   250,000   MANCHESTER NH HSG & REDEV              1/1/2015    6.7500          267,443        269,408

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

            Schedule of Investments - Clearwater Tax-Exempt Bond Fund

                                December 31, 2006

                                                                                                           Percent
                                                   Maturity     Coupon                        Market         of
Par/Shares                Security                   date        rate         Cost          value (a)    net assets
----------   ----------------------------------   ----------   -------   --------------   ------------   ----------
   500,000   MANITOWOC WI ELEC REV                 10/1/2034    5.2500   $      514,752        517,180
   500,000   MAPLE GROVE MN HEALTH CARE REV         9/1/2029    5.0000          505,927        521,590
   500,000   MARICOPA CNTY AZ HOSP REV              1/1/2008    7.6250          509,910        503,985
   250,000   MARICOPA CNTY AZ INDL DEV              1/1/2027    6.6250          267,277        268,843
   250,000   MARYLAND ST ECONOMIC DEV CORP         12/1/2011    4.7500          247,826        247,775
   750,000   MARYLAND ST HEALTH & HIGHER            1/1/2013    4.7500          750,000        750,143
   250,000   MARYLAND ST HEALTH & HIGHER ED         1/1/2027    4.6250          250,000        252,878
   150,000   MASHANTUCKET WESTERN PEQUOT (c)        9/1/2009    6.3000          127,125        132,765
   500,000   MASHANTUCKET WSTRN PEQUOT              9/1/2036    5.5000          509,617        529,370
 1,500,000   MASSACHUSETTS ST COLLEGE BLDG          5/1/2039    5.3750        1,571,132      1,565,700
   750,000   MASSACHUSETTS ST HEALTH & EDL          7/1/2016    5.5000          766,520        768,450
   500,000   MASSACHUSETTS ST HEALTH AUTH           7/1/2018    5.0000          519,555        531,810
   350,000   MASSACHUSETTS ST HLTH EDL FACS       11/15/2009    5.1250          354,130        357,294
   450,000   MASSACHUSETTS ST HLTH EDL FACS         7/1/2028    5.0000          464,534        458,271
   225,000   MASSACHUSETTS ST TPK AUTH MET          1/1/2029    5.2500          232,097        229,736
   265,000   MATAGORDA CNTY TX NAV DIST 1           6/1/2026    5.2500          271,468        274,818
 1,000,000   MATTESON IL TAX INCREMENT REV         12/1/2009    4.2500        1,000,000        999,700
 1,750,000   MC ALESTER OKLA PUB WKS AUTH  (c)      2/1/2030    5.4800          501,629        496,195
   200,000   MEAD VLG NE TAX INCREMENT REV          7/1/2012    5.1250          200,000        200,474
   175,000   MECKLENBURG CNTY NC INDL FACS         12/1/2009    5.2500          176,959        175,159
    10,000   MEDITERRA NO CMNTY DEV DIST FL         5/1/2008    6.0000            9,993         10,050
   500,000   MESQUITE TX HEALTH FACS DEV           2/15/2015    5.0000          503,284        513,510
 1,075,000   MET GOVT NASHVILLE DAVIDSON TN       12/20/2020    8.0000        1,075,000      1,074,516
   855,000   MET GOVT NASHVILLE DAVIDSON TN (b)    6/20/2036   10.0000          855,000        679,845
 1,850,000   MET GOVT NASHVILLE DAVIDSON TN       12/20/2040    7.5000        1,850,000      1,849,797
   500,000   METRO GOVT NSHVILLE TN WTR SWR         1/1/2018    5.0000          515,989        510,755
   850,000   METRO TRANSN AUTH NY SVC CONTR         7/1/2030    5.0000          882,649        889,704
   300,000   METROPOLITAN PIER & EXPO IL           6/15/2012    5.2500          308,364        300,288
   500,000   MI PUB EDL FACS AUTH REV               9/1/2019    5.5000          499,516        511,060
   500,000   MIAMI CNTY OH HOSP FACS REV           5/15/2018    5.2500          513,116        533,570
   500,000   MIAMI DADE CNTY FL EXPWY               7/1/2029    5.1250          521,993        527,715
   220,000   MICHIGAN ST HOSP FIN AUTH REV        11/15/2009    4.0000          216,641        218,898
 1,000,000   MICHIGAN ST STRATEGIC FD               9/1/2029    5.4500        1,061,637      1,065,830
   330,000   MILWAUKEE WI REDEV AUTH REV            8/1/2015    5.1250          326,265        331,700
   645,000   MINNESOTA ST HIGHER ED FACS           10/1/2016    4.4930          651,254        652,895
 1,000,000   MISSISSIPPI DEV BK SPL                10/1/2013    5.0000        1,031,720      1,033,310
   360,000   MISSISSIPPI HOSP EQUIP & FACS          1/1/2016    6.0000          373,990        367,466
   750,000   MISSOURI ST DEV FIN BRD FACS           4/1/2015    6.0000          750,000        782,730
   980,000   MISSOURI ST HLTH & EDL FAC AUT         2/1/2022    5.1250        1,015,698      1,024,864
   375,000   MISSOURI ST HLTH & EDL FAC REV        5/15/2025    5.1250          391,027        393,251
   500,000   MONROE CNTY GA POLLUTN CTL REV         7/1/2036    4.9000          512,185        511,985
   505,000   MONROE MCKEEN PLAZA HSG DEV LA         2/1/2012    6.8000          508,066        505,657
   500,000   MONROEVILLE AL WTRWKS BRD              1/1/2020    5.1250          514,874        510,580
   500,000   MONTGOMERY AL MED CLINIC BRD           3/1/2015    7.0000          512,060        500,260
   565,000   MONTGOMERY AL SPL CARE FACS            9/1/2022    5.3750          596,657        581,227
   650,000   MONTGOMERY CNTY PA INDL DEV RE         2/1/2014    5.3750          645,277        668,785
   375,000   MONTGOMERY CNTY PA INDL DEV RE         2/1/2028    6.1250          369,541        399,431
   200,000   MONTGOMERY CNTY TX MUN UTIL            3/1/2017    4.9000          200,890        200,404
   200,000   MOUNT CARBON MET DIST CO REV (e)       6/1/2043    1.0000               --             --
   800,000   MOUNT CARBON MET DIST CO REV (e)       6/1/2043    7.0000          800,000        800,000
   300,000   MOUNT DORA FL HEALTH FACS AUTH        8/15/2008    4.2500          297,665        296,670
   200,000   MOUNT DORA FLA HEALTH FACS            8/15/2007    3.7500          199,692        198,526
   260,000   MOUNTAIN REGL WTR SPL SVC DIST        12/1/2008    6.2500          258,972        260,099
   500,000   MULESHOE TX INDPT SCH DIST            2/15/2031    5.0000          504,976        502,985
   140,000   NEW HAMPSHIRE HEALTH & ED              7/1/2011    5.0000          140,949        141,546
   480,000   NEW HAMPSHIRE HEALTH & ED              7/1/2016    5.0000          477,823        486,806
   300,000   NEW JERSEY ECONOMIC DEV AUTH           1/1/2015    5.0000          296,102        305,946
   250,000   NEW MEXICO HSG AUTH REGION             7/1/2017    6.0000          250,000        266,413
    55,000   NEW MEXICO MTG FIN AUTH                1/1/2026    6.9500           57,992         55,831
   250,000   NEW MEXICO ST HOSP EQUIP LN            7/1/2025    5.2500          260,883        268,335
   500,000   NEW RIVER CNMTY DEV DIST FL CP         5/1/2013    5.0000          498,146        497,205
   240,000   NEW YORK CNTYS TOB TR IV               6/1/2021    4.2500          237,435        237,264
   395,000   NEW YORK N Y                          3/15/2029    5.0000          406,862        405,649
   500,000   NEW YORK ST ENVIRONMENTAL FACS         4/1/2022    5.1250          509,087        501,795
   750,000   NEW YORK ST MED CARE FACS FIN         11/1/2020    5.3750          768,805        756,615
   215,000   NEW YORK ST MTG AGY REV                4/1/2011    5.5500          222,549        221,315
   560,000   NORMAN OKLA REGL HOSP AUTH REV         9/1/2016    5.6250          597,183        571,984
   500,000   NORMAN OKLA REGL HOSP AUTH REV         9/1/2024    5.5000          510,160        538,220
   250,000   NORTH CAROLINA MED CARE COMMN         2/15/2019    5.5000          257,510        256,495

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

            Schedule of Investments - Clearwater Tax-Exempt Bond Fund

                                December 31, 2006

                                                                                                           Percent
                                                   Maturity     Coupon                       Market          of
Par/Shares                Security                   date        rate         Cost          value (a)    net assets
----------   ----------------------------------   ----------   -------   --------------   ------------   ----------
   500,000   NORTH CAROLINA MED CARE COMMN         10/1/2034    5.8000   $      543,433        540,710
 1,300,000   NORTH CAROLINA MED CARE HLTH          10/1/2035    4.7500        1,300,000      1,300,078
   420,000   NORTH CAROLINA MUN PWR AGY             1/1/2017    5.1250          436,579        428,828
   535,000   NORTH CENT TX HLTH FAC DEV           11/15/2010    7.0000          565,401        575,901
   500,000   NORTH HARRIS CNTY TX REGL WTR        12/15/2032    5.0000          516,814        524,925
   500,000   NORTHEAST NEB SOLID WASTE COAL        5/15/2023    4.9000          502,297        500,425
 1,000,000   NORTHRN CA PWR AGY PUB PWR REV         7/1/2009    5.0000        1,006,702      1,000,800
   250,000   OAKLAND CA UNI SCH DIST                8/1/2024    5.0000          260,201        266,608
   100,000   OAKRIDGE COMMUNITY DEVELOPMENT         5/1/2018    5.2500          103,900        104,100
   565,000   OHIO ST AIR QUALITY DEV AUTH           1/1/2024    5.4500          578,709        565,763
 1,100,000   OKLAHOMA CNTY OK FIN AUTH REV        11/15/2040    5.0000        1,100,000      1,093,213
   500,000   OKLAHOMA DEV FIN AUTH HOSP            12/1/2023    5.1250          496,297        522,925
   560,000   ORANGE CNTY FL HLTH FACS AUTH          7/1/2009    4.6250          560,000        554,786
   500,000   ORANGE CNTY FL HLTH FACS AUTH        11/15/2039    5.1250          514,933        526,325
   640,000   OREGON ST HEALTH HSG EDL AUTH        11/15/2026    8.0000          668,218        651,706
    45,000   OREGON ST HSG & CMNTY SVCS DEP         7/1/2022    5.7000           45,788         45,342
   495,000   ORLEANS PARISH LA SCH BRD (c)          2/1/2015    5.5260          314,588        324,606
   315,000   PALM BEACH FL HEALTH FACS            11/15/2029    5.1250          317,491        321,760
   225,000   PALO ALTO CNTY IA HOSP REV             8/1/2024    5.2500          228,390        230,162
   685,000   PANTHER TRACE II FL CMNTY DEV         11/1/2010    5.0000          688,577        685,548
   690,000   PARKLANDS LEE CMNTY DEV DIST           5/1/2011    5.1250          689,299        690,642
   250,000   PENNSYLVANIA INTRGVRNMNTL COOP        6/15/2021    5.0000          257,744        257,010
   600,000   PENNSYLVANIA ST HIGHER EDL            1/15/2022    6.0000          621,862        653,724
   500,000   PENNSYLVANIA ST HIGHER EDL            3/15/2030    5.7500          516,452        526,785
   295,000   PENNSYLVANIA ST HIGHER EDL            1/15/2031    6.0000          309,265        320,836
   500,000   PENNSYLVANIA ST HIGHER EDL FAC         4/1/2015    5.3750          514,490        515,290
    75,000   PENNSYLVANIA ST HIGHER EDL FAC       11/15/2016    5.8750           80,191         76,619
   325,000   PENNSYLVANIA ST HIGHER EDL FAC       11/15/2016    5.8750          336,597        332,043
   500,000   PENNSYLVANIA ST HIGHER EDL FAC        12/1/2018    5.0000          516,103        528,725
   235,000   PENNSYLVANIA ST HIGHER EDL FAC       11/15/2021    5.8750          255,273        240,092
   500,000   PHILADELPHIA PA HOSP & HIGH ED        6/15/2019    5.6250          519,219        518,510
   165,000   PHILADELPHIA PA HOSP & HIGH ED       11/15/2027    5.5000          167,733        167,559
   250,000   PHILADELPHIA PA HOSPS & HIGHER       11/15/2023    6.6250          254,300        251,145
   250,000   PHOENIX AZ STR & HWY USER REV          7/1/2011    6.2500          257,007        250,455
   475,000   PIMA CNTY AZ INDL                      2/1/2015    6.6250          475,000        483,878
   200,000   PIMA CNTY AZ INDL DEV                12/15/2016    5.2500          197,698        205,160
   265,000   PIMA CNTY AZ INDL DEV AUTH             8/1/2012    6.2500          265,000        270,165
   500,000   PIMA CNTY AZ INDL DEV AUTH             6/1/2016    6.0000          500,000        513,175
   400,000   PIMA CNTY AZ INDL DEV AUTH            12/1/2017    5.3500          400,000        397,860
   150,000   PIMA CNTY AZ INDL DEV AUTH             7/1/2023    5.7000          154,756        155,318
   150,000   PIMA CNTY AZ INDL DEV AUTH ED          7/1/2012    5.0000          149,635        152,852
   925,000   PIMA CNTY AZ INDL DEV AUTH ED          2/1/2015    7.2500          923,365        912,716
   180,000   PIMA CNTY AZ INDL DEV AUTH REV         2/1/2014    6.3750          180,000        183,996
   500,000   PINAL CNTY ARIZ CTFS PARTN            12/1/2026    5.0000          505,055        520,375
   500,000   PINAL CNTY AZ INDL DEV AUTH           10/1/2020    5.2500          527,556        532,770
   617,000   PINGREE GROVE VILLAGE IL               3/1/2015    5.2500          611,675        630,315
   225,000   PITT CNTY NC REV                      12/1/2010    5.3750          236,158        238,093
 1,250,000   PLEASANTS CNTY WV POLL CTL             5/1/2015    6.1500        1,327,994      1,272,013
 2,000,000   PORT EVERGLADES AUTH FL IMPT           9/1/2016    5.0000        2,020,299      2,005,840
   650,000   PORTLAND ME HSG DEV CORP               8/1/2015    4.8750          650,000        648,843
   250,000   PORTLAND ME HSG DEV CORP               8/1/2021    5.7000          250,000        262,925
   500,000   POTTER CNTY PA HOSP AUTH REV           8/1/2024    6.0500          520,498        510,820
   250,000   PRIVATE COLLEGES&UNIVS AUTH GA        10/1/2014    5.2500          258,801        255,990
   500,000   PUERTO RICO COMWLTH INFRSTRCTR        10/1/2032    5.5000          538,584        537,345
   750,000   QUAIL CREEK CMNTY FACS DIST           7/15/2016    5.1500          750,000        772,035
   300,000   RED RIVER AUTH TX POLLUTN CTL          7/1/2011    5.2000          306,859        303,675
   750,000   RENO SPARKS INDIAN COLONY NV           6/1/2021    5.0000          768,986        790,590
   100,000   REUNION EAST CMNTY DEV DIST           11/1/2007    5.9000           99,918        100,439
   500,000   RICHARDSON TX HOSP AUTH REV           12/1/2028    5.6250          516,502        517,200
   250,000   RIVERWOOD ESTATES CMNTY DEV            5/1/2013    5.0000          250,000        248,990
   500,000   SACRAMENTO CNTY CA CTFS PARTN         10/1/2027    4.7500          500,531        505,950
   400,000   SALEM OR HOSP FAC AUTH                8/15/2027    5.0000          415,561        422,028
 1,750,000   SAN BERNARDINO CNTY CA CTFS            8/1/2028    5.0000        1,801,342      1,785,280
   200,000   SAN DIEGO CA PUB FACS FING            5/15/2025    5.0000          202,357        200,876
   375,000   SAN DIEGO CA SWR REV                  5/15/2007    4.8000          375,995        375,338
   500,000   SAN FRANCISCO CA CITY & CNTY           5/1/2031    5.1250          518,938        521,770
   600,000   SAN JOAQUIN HILLS CA TRNS TOLL        1/15/2030    5.2500          610,462        612,630
   250,000   SANTA CLARA CA REDEV TAX ALLOC         6/1/2015    5.0000          252,531        251,493

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

           Schedule of Investments - Clearwater Tax-Exempt Bond Fund

                                December 31, 2006

                                                                                                           Percent
                                                   Maturity     Coupon                       Market          of
Par/Shares                Security                   date        rate         Cost          value (a)    net assets
----------   ----------------------------------   ----------   -------   --------------   ------------   ----------
 1,000,000   SAYRE PA HLTH CARE FACS AUTH          12/1/2031    5.8750   $    1,058,303      1,083,060
 1,000,000   SCAGO EDL                             12/1/2021    5.0000        1,056,005      1,058,920
 1,000,000   SCAGO EDL FACS CORP                   12/1/2026    5.0000        1,056,005      1,057,260
   500,000   SHELBY CNTY IN JAIL BLDG CORP         7/15/2007    5.3000          503,877        504,425
   500,000   SHELBY CNTY TN HLTH EDL & HSG          9/1/2011    4.9000          500,000        501,145
   750,000   SHELBY CNTY TN HLTH EDL & HSG          9/1/2016    5.2500          744,363        755,205
   150,000   SHELBY CNTY TN HLTH EDL & HSG (b)      1/1/2019    5.3500          134,966         60,660
    80,000   SHELBY CNTY TN HLTH EDL & HSG (b)      1/1/2026    6.6000                0              0
   500,000   SHELBY CNTY TN HLTH EDL & HSG          9/1/2026    5.6250          496,155        514,155
   130,000   SHELBY CNTY TN HLTH EDL & HSG (b)      1/1/2029    6.0000                0              0
   625,000   SHELBY CNTY TN HLTH EDL & HSG (b)      1/1/2029    5.5500          556,863        248,588
   250,000   SKAGIT CNTY WA                        12/1/2008    4.6500          251,584        251,038
 1,000,000   SKOWHEGAN ME POLLUTN                  11/1/2013    5.9000        1,000,000      1,001,750
   695,000   SOUTH CAROLINA JOBS ECONOMIC          11/1/2010    4.6500          695,000        696,654
   500,000   SOUTH CAROLINA JOBS ECONOMIC          11/1/2030    5.0000          518,330        527,645
 1,000,000   SOUTH COAST CONSERVANCY DIST           1/1/2028    5.2500          993,630      1,068,620
   250,000   SOUTH DAKOTA ST HEALTH & EDL          11/1/2034    5.2500          259,919        262,728
   925,000   SOUTH DAKTA ST HEATH & EDL FAC         7/1/2024    4.0500          925,000        925,000
   400,000   SOUTH LA PORT COMMN PORT REV           4/1/2017    5.8500          421,173        408,968
   165,000   SOUTH LAKE CNTY HOSP DIST FLA         10/1/2008    4.2500          164,861        165,066
   640,000   SOUTH LAKE CNTY HOSP FL               10/1/2013    5.5000          640,034        681,786
   250,000   SOUTH MIAMI FL HEALTH FACS AUT       11/15/2028    5.2000          260,444        261,563
   300,000   SOUTHERN MN MUN PWR AGY SUPPLY         1/1/2013    4.8400          300,000        298,377
   250,000   SOUTHWESTERN IL DEV AUTH REV          8/15/2015    5.3750          259,330        257,845
   250,000   SOUTHWESTERN IL DEV AUTH REV          11/1/2026    5.6250          248,132        254,230
 1,500,000   SOUTHWESTERN IL DEV AUTH REV          8/15/2029    5.6250        1,541,961      1,546,545
   190,000   SOUTHWESTERN ILL DEV AUTH REV          4/1/2010    6.0000          187,552        187,749
   260,000   SPARKS NEV REDEV AGY TAX               4/1/2007    4.0000          259,608        259,077
   400,000   ST JOSEPH CNTY IND ECONOMIC           5/15/2014    5.7500          410,838        417,868
 1,000,000   ST JOSEPH CNTY IND EDL FACS            3/1/2021    5.2500        1,029,082      1,016,820
 1,000,000   ST JOSEPH MO INDL DEV AUTH TAX        11/1/2019    5.1000          986,051      1,007,190
   500,000   ST JOSEPH MO INDL DEV AUTH TAX        11/1/2023    5.3750          495,855        508,270
   800,000   ST LOUIS CNTY MO HSG AUTH (b)         11/1/2014    8.5000          800,000        524,688
   500,000   ST LOUIS MO INDL DEV AUTH TAX          5/1/2026    5.1250          496,888        501,575
   525,000   ST PAUL MN HSG & REDEV HOSP          11/15/2014    5.2500          538,571        547,239
   430,000   STERLING HILL CMNTY DEV DIST          11/1/2010    5.5000          428,534        430,937
   300,000   STERLING HILL CMNTY DEV DIST           5/1/2011    5.1000          300,000        302,124
   500,000   SULLIVAN CNTY TN HEALTH EDL            9/1/2036    5.2500          516,995        525,910
   135,000   SUMMIT ACADEMY NORTH MI PUB            7/1/2009    6.2500          136,579        142,387
   445,000   SUMMIT ACADEMY NORTH MI PUB           11/1/2011    4.7500          445,170        441,467
   181,000   SUNDANCE CMNTY FACS DIST AZ            7/1/2008    5.0000          181,000        182,158
   475,000   TAMPA FL REV                          12/1/2023    5.1250          482,524        478,059
   500,000   TANGIPAH0A PARISH LA HOSP SVC          2/1/2015    5.3750          525,538        535,500
   160,000   TAOS CNTY NM GROSS RCPTS TAX          10/1/2009    3.5000          158,754        157,680
   750,000   TARRANT CNTY TX CLUTURAL ED          11/15/2036    6.0000          773,428        804,713
 1,000,000   TARRANT CNTY TX CULTURAL ED          11/15/2026    6.0000        1,038,873      1,079,570
 1,000,000   TARRANT CNTY TX HLTH FACS DEV         2/15/2022    5.2500        1,039,811      1,033,400
   465,000   TARRANT CNTY TX HSG FIN CORP (b)       6/1/2031   10.5000          465,000         19,065
   250,000   TEXAS MUN GAS ACQUISITION            12/15/2026    5.0380          250,000        250,000
   250,000   TEXAS MUN GAS CORP                   12/15/2026    4.2880          250,000        250,000
   180,000   TEXAS ST AFFORDABLE HSG CORP          10/1/2008    4.1000          180,000        179,680
   500,000   TEXAS ST PUB FIN AUTH CHARTER          9/1/2018    5.5000          500,000        503,170
   800,000   TEXAS STUDENT HSG AUTH REV (b)         1/1/2033   11.0000          800,000         40,000
   250,000   TEXAS WTR DEV BRD REV                 7/15/2018    5.1250          259,405        250,158
 1,500,000   TISONS LANDING CMNTY DEV DIST         11/1/2011    5.0000        1,499,007      1,509,180
   490,000   TOB SECURITIZATION AUTH NORTH          6/1/2023    4.7500          476,383        498,492
   460,000   TOBACCO SETTLEMENT FING CORP           6/1/2019    4.3750          423,306        459,374
 1,025,000   TOBACCO SETTLEMENT REV MGMT           5/15/2022    6.0000        1,058,949      1,094,403
   635,000   TODD CREEK FARMS MET DIST NO 1        12/1/2009    4.7500          630,722        632,155
 2,000,000   TRAVIS CNTY TX HEALTH FACS DEV       11/15/2035    4.7500        2,000,000      1,999,980
   840,000   TRAVIS CNTY TX HSG FIN CORP (b)        6/1/2035    9.2500          840,000        469,963
 1,150,000   TUSCALOOSA AL SPL CARE FACS            8/1/2015    5.1250        1,140,145      1,137,994
   975,000   TUSCALOOSA AL SPL CARE FACS            8/1/2036    5.8750          976,431      1,001,052
   500,000   TWIN VALLEY PUB PWR RV                9/15/2022    5.2500          510,665        503,945
   855,000   TYLER TX HEALTH FACS DEV CORP         11/1/2027    5.3750          897,695        895,536
   200,000   UNIVERSITY CITY MO INDL DEV AU       12/20/2030    6.0000          211,403        202,186
 1,000,000   UNIVERSITY FL RESH FNDTN INC           9/1/2033    5.1250        1,034,931      1,029,210
   500,000   VALLEY VIEW HOSP AUTH OK REV          8/15/2014    6.0000          521,793        510,505
 1,250,000   VERANO CTR CMNTY DEV DIST FL          11/1/2012    5.0000        1,250,000      1,255,563

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

            Schedule of Investments - Clearwater Tax-Exempt Bond Fund

                                December 31, 2006

                                                                                                           Percent
                                                   Maturity     Coupon                       Market          of
Par/Shares                Security                   date        rate         Cost          value (a)    net assets
----------   ----------------------------------   ----------   -------   --------------   ------------   ----------
   130,000   VERMONT EDL & HLTH BLDGS AGY          6/15/2007    4.3750   $      129,982        129,611
   300,000   VERRADO CMNTY FACS DIST NO 1          7/15/2013    6.0000          300,000        322,008
 2,000,000   VIRGINIA ST HSG DEV AUTH               7/1/2036    5.3750        2,095,975      2,109,400
   250,000   VISTANCIA CMNTY FACS DIST AZ          7/15/2008    4.1500          250,000        250,193
   350,000   WASHINGTON CNTY IA HOSP REV            7/1/2017    5.2500          349,708        361,368
   750,000   WASHINGTON CNTY OK MED AUTH           11/1/2010    5.5000          766,581        758,460
 1,000,000   WASHINGTON CNTY PA AUTH REV           12/1/2029    6.1500        1,063,103      1,074,520
 1,250,000   WASHINGTON DC CONVENTION CTR          10/1/2021    5.0000        1,285,318      1,287,188
   500,000   WASHINGTON ST                          7/1/2022    5.0000          516,456        521,895
   400,000   WATERS EDGE CMNTY DEV DIST            11/1/2012    5.0000          400,000        403,116
   605,000   WATSON RD CMNTY FACS DIST AZ           7/1/2008    4.6000          605,843        605,496
   750,000   WEATHERFORD HOSP AUTH OK REV           5/1/2016    6.0000          769,135        788,445
   125,000   WELD CNTY CO CTFS PARTN              12/15/2019    5.1250          127,888        130,213
   250,000   WEST VLGS IMPT DIST FLA REV            5/1/2037    5.5000          250,000        252,225
 1,000,000   WESTERN GENERATION AGY OR              1/1/2021    5.0000        1,011,767      1,009,540
   200,000   WESTPARK CMNTY FACS DIST AZ           7/15/2016    4.9000          200,000        201,588
 1,000,000   WHITMORE LAKE MI PUB SCH DIST          5/1/2028    5.0000        1,041,463      1,073,220
   500,000   WI ST HEALTH EDL FACS                  6/1/2028    5.7000          520,736        516,280
   255,000   WILL CNTY IL SPL ED JT                 1/1/2021    5.5000          266,249        275,770
   500,000   WINKLER COUNTY TX                     2/15/2031    5.2500          516,976        533,770
   460,000   WISCONSIN HEALTH & EDL FACS           8/15/2016    4.6000          458,562        465,083
 1,000,000   WISCONSIN HEALTH & EDL FACS           12/1/2034    4.7500        1,000,000      1,001,300
   250,000   WISCONSIN ST HEALTH & EDL            11/15/2032    6.0000          269,363        272,505
    90,000   WISCONSIN ST HEALTH & EDL FACS         9/1/2007    3.7500           90,000         89,943
   250,000   WISCONSIN ST HEALTH & EDL FACS        10/1/2013    4.5000          248,554        253,255
   250,000   WISCONSIN ST HEALTH & EDL FACS         3/1/2015    4.6500          250,000        252,390
   400,000   WISCONSIN ST HEALTH & EDL FACS         9/1/2015    5.0000          400,000        403,352
   450,000   WISCONSIN ST HEALTH & EDL FACS         7/1/2017    6.0000          464,149        480,461
   500,000   WISCONSIN ST HEALTH & EDL FACS       12/15/2020    5.5000          531,177        517,465
   350,000   WISCONSIN ST HEALTH & EDL FACS         7/1/2021    6.0000          360,346        372,883
   485,000   WISCONSIN ST HEALTH & EDL FACS       11/15/2023    6.0000          519,653        531,851
   250,000   WISCONSIN ST HEALTH & EDL FACS         7/1/2026    5.0000          259,628        260,268
   250,000   WISCONSIN ST HEALTH & EDL FACS        2/15/2034    5.3750          255,847        265,138
 1,150,000   WOODHILL PUB FAC CORP TEX             12/1/2015    7.2500        1,135,082      1,144,319
   250,000   YORK CNTY PA INDL DEV AUTH REV        10/1/2019    6.4500          250,014        250,560
   400,000   ZEPHYR RIDGE CMNTY DEV DIST FL         5/1/2013    5.2500          400,947        406,976
                                                                         --------------   ------------
                                                                            271,586,584    271,965,473        95.85%
                                                                         --------------   ------------
            Cash equivalents:
 6,284,399   SSGA TAX FREE MONEY MARKET FUND, CURRENT RATE 3.31%              6,284,399      6,284,399         2.22%
                                                                         --------------   ------------   ----------

             Grand total (d)                                             $  282,323,738    282,742,316        99.65%
                                                                         ==============   ============   ==========

Notes to investments in securities:

      (a)   Securities are valued in accordance with procedures described in note 2 to the financial statements.

      (b) Currently non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

      (c) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

      (d) At December 31, 2006, the cost for federal income tax purposes was $282,323,738. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

            Gross unrealized appreciation                          $  3,752,353
            Gross unrealized depreciation                            (3,333,775)
                                                                   ------------
               Net unrealized appreciation                         $    418,578
                                                                   ============

      (e) This security is being fair-valued according to procedures adopted by the Board of Trustees.

Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows:

   Geographical diversification                                       Percent
----------------------------------                                 ------------
Texas                                                                     12.41%
Illinois                                                                  11.30
Florida                                                                    9.79
California                                                                 6.18
Pennsylvania                                                               4.39
Wisconsin                                                                  3.06
Colorado                                                                   3.05
Alabama                                                                    2.81
Tennessee                                                                  2.79
Indiana                                                                    2.68
South Carolina                                                             2.51
Other                                                                     39.03
                                                                   ------------
                                                                         100.00%
                                                                   ============

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

               Schedule of Investments - Clearwater Tax-Exempt Bond Fund

                                December 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED METERIAL.]

Cash Equivalents and other assets/liabilities                                 2%
Insured bonds                                                                19%
General Obligation Bonds                                                      2%
Multi-Family Housing Bonds                                                   18%
Education Bonds                                                               7%
Insured General Obligation Bonds                                              2%
Hospital Bonds                                                               18%
Public Utility Bonds                                                          1%
Industrial Revenue Bonds                                                      6%
Public Housing Bonds                                                          1%
Escrow Bonds                                                                  4%
Other                                                                        20%

See accompanying notes to financial statements.